                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-8042

                      (Investment Company Act File Number)

                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/06

               Date of Reporting Period: Six months ended 6/30/06
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$21.38		$20.67		$19.10		$15.21		$19.25		$20.52
Income From Investment Operations:
Net investment income	0.14		0.33		0.31		0.28		0.22	[1]	0.19
Net realized and unrealized gain (loss) on investments	0.11		0.69		1.53		3.86		(4.07)		(1.07)
TOTAL FROM INVESTMENT OPERATIONS	0.25		1.02		1.84		4.14		(3.85)		(0.88)
Less Distributions:
Distributions from net investment income	(0.33)		(0.31)		(0.27)		(0.25)		(0.19)		(0.27)
Distributions from net realized gain on investments	(2.69)		--		--		--		--		(0.12)
TOTAL FROM DISTRIBUTIONS	(3.02)		(0.31)		(0.27)		(0.25)		(0.19)		(0.39)
Net Asset Value, End of Period	$18.61		$21.38		$20.67		$19.10		$15.21		$19.25
Total Return [2]	0.87%		5.02%		9.78%		27.69%		(20.21)%		(4.21)%

Ratios to Average Net Assets:
Net expenses	0.91	% [3]	0.90	% [4]	0.90	% [4]	0.90	% [4]	0.88	% [4]	0.87	% [4]
Net investment income	1.25	% [3]	1.32%		1.44%		1.53%		1.28%		0.94%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.01%		0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$230,025		$260,290		$320,987		$348,559		$313,659		$455,968
Portfolio turnover	26%		51%		43%		36%		24%		27%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.88%, 0.89%, 0.89%, 0.87% and 0.86%, for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,						Period Ended
	6/30/2006		2005		2004		2003		12/31/2002	[1]
Net Asset Value, Beginning of Period	$21.28		$20.58		$19.05		$15.21		$18.28
Income From Investment Operations:
Net investment income	0.12		0.24		0.25		0.26		0.14	[2]
Net realized and unrealized gain (loss) on investments	0.10		0.73		1.53		3.83		(3.21)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.97		1.78		4.09		(3.07)
Less Distributions:
Distributions from net investment income	(0.27)		(0.27)		(0.25)		(0.25)		--
Distributions from net realized gain on investments	(2.69)		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(2.96)		(0.27)		(0.25)		(0.25)		--
Net Asset Value, End of Period	$18.54		$21.28		$20.58		$19.05		$15.21
Total Return [3]	0.78%		4.78%		9.50%		27.32%		(16.79)%

Ratios to Average Net Assets:
Net expenses	1.16	% [4]	1.15	% [5]	1.15	% [5]	1.15	% [5]	1.13	% [4,5]
Net investment income	1.00	% [4]	1.09%		1.22%		1.20%		1.35	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.01%		0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$7,108		$7,398		$6,823		$3,697		$352
Portfolio turnover	26%		51%		43%		36%		24	% [8]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.13%, 1.15%, 1.14% and 1.12%, for the years ended December 31, 2005, 2004, 2003 and the period ended December 31, 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,008.70	$4.53
Service Shares	$1,000	$1,007.80	$5.77
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.28	$4.56
Service Shares	$1,000	$1,019.04	$5.81

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.91%
Service Shares	1.16%

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	34.2%
Consumer Discretionary	12.3%
Energy	10.6%
Industrials	8.5%
Information Technology	7.2%
Health Care	7.0%
Consumer Staples	6.9%
Telecommunication Services	4.5%
Materials	4.0%
Utilities	4.0%
Securities Lending Collateral [2]	4.6%
Other Assets and Liabilities--Net [3]	(3.8)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--12.3%
56,200	[1,2]	Burger King Holdings, Inc.	$885,150
47,800		CBS Corp. (New), Class B	1,292,990
25,600		Family Dollar Stores, Inc.	625,408
120,700	[2]	Gannett Co., Inc.	6,750,751
132,600		Gap (The), Inc.	2,307,240
193,900	[1]	Goodyear Tire & Rubber Co.	2,152,290
70,500		Home Depot, Inc.	2,523,195
75,100		Jones Apparel Group, Inc.	2,387,429
223,600		Mattel, Inc.	3,691,636
197,600		McDonald's Corp.	6,639,360
		TOTAL	29,255,449
		Consumer Staples--6.9%
70,300		Altria Group, Inc.	5,162,129
74,500		Coca-Cola Co.	3,204,990
25,300		General Mills, Inc.	1,306,998
129,400	[1]	Smithfield Foods, Inc.	3,730,602
99,100		SUPERVALU, Inc.	3,042,370
		TOTAL	16,447,089
		Energy--10.6%
76,700		Apache Corp.	5,234,775
31,600		BP PLC, ADR	2,199,676
93,000		Chevron Corp.	5,771,580
123,300		Exxon Mobil Corp.	7,564,455
64,400		Total SA, Class B, ADR	4,219,488
		TOTAL	24,989,974
		Financials--34.2%
116,000		Ace Ltd.	5,868,440
56,000		Aflac, Inc.	2,595,600
146,900		Allstate Corp.	8,039,837
100,300		American International Group, Inc.	5,922,715
98,333		Bank of America Corp.	4,729,817
73,300		Bank of New York Co., Inc.	2,360,260
11,300		CIT Group, Inc.	590,877
156,500		Citigroup, Inc.	7,549,560
48,100	[2]	Commerce Bancorp, Inc.	1,715,727
173,800		Federal Home Loan Mortgage Corp.	9,908,338
112,400		MBIA Insurance Corp.	6,581,020
72,100		Merrill Lynch & Co., Inc.	5,015,276
82,300		Morgan Stanley	5,202,183
48,300		Nationwide Financial Services, Inc., Class A	2,129,064
88,100		Wachovia Corp.	4,764,448
103,600		Wells Fargo & Co.	6,949,488
19,600	[2]	XL Capital Ltd., Class A	1,201,480
		TOTAL	81,124,130
Shares			Value
		COMMON STOCKS--continued
		Health Care--7.0%
17,600	[1]	Amgen, Inc.	$1,148,048
120,000	[1]	Boston Scientific Corp.	2,020,800
36,700		Cardinal Health, Inc.	2,360,911
79,600	[1]	Forest Laboratories, Inc., Class A	3,079,724
56,600		Johnson & Johnson	3,391,472
81,900		Pfizer, Inc.	1,922,193
58,300		Wyeth	2,589,103
		TOTAL	16,512,251
		Industrials--8.5%
44,700		Deere & Co.	3,732,003
64,700		Eaton Corp.	4,878,380
76,648		Northrop Grumman Corp.	4,910,071
65,600		United Technologies Corp.	4,160,352
69,900		Waste Management, Inc.	2,508,012
		TOTAL	20,188,818
		Information Technology--7.2%
138,600		Applied Materials, Inc.	2,256,408
290,700	[1]	EMC Corp. Mass	3,188,979
55,400	[1]	Fiserv, Inc.	2,512,944
30,400		IBM Corp.	2,335,328
53,100	[1]	Lexmark International Group, Class A	2,964,573
265,100	[1]	Xerox Corp.	3,687,541
		TOTAL	16,945,773
		Materials--4.0%
51,800		BHP Billiton Ltd., ADR	2,231,026
26,400		Newmont Mining Corp.	1,397,352
37,600	[2]	PPG Industries, Inc.	2,481,600
48,300	[2]	United States Steel Corp.	3,386,796
		TOTAL	9,496,774
		Telecommunication Services--4.5%
128,300		AT&T, Inc.	3,578,287
37,800		Alltel Corp.	2,412,774
142,206		Verizon Communications	4,762,479
		TOTAL	10,753,540
		Utilities--4.0%
55,000		American Electric Power Co., Inc.	1,883,750
59,500		Edison International	2,320,500
38,200		Entergy Corp.	2,702,650
46,600		Exelon Corp.	2,648,278
		TOTAL	9,555,178
		TOTAL COMMON STOCKS (IDENTIFIED COST $206,240,015)	235,268,976
Principal Amount			Value
		REPURCHASE AGREEMENT--4.6%
$10,949,000		Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,060,001,373 (purchased with proceeds from securities lending collateral). (AT COST)	$10,949,000
		TOTAL INVESTMENTS--103.8%(IDENTIFIED COST $217,189,015) [3]	246,217,976
		OTHER ASSETS AND LIABILITIES - NET--(3.8)%	(9,084,963)
		TOTAL NET ASSETS--100%	$237,133,013

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $10,523,131 of securities loaned (identified cost $217,189,015)		$246,217,976
Income receivable		332,111
Receivable for investments sold		2,312,852
Receivable for shares sold		779
TOTAL ASSETS		248,863,718
Liabilities:
Payable for investments purchased	$185,216
Payable for shares redeemed	151,544
Payable to bank	410,191
Payable for collateral due to broker	10,949,000
Payable for distribution services fee (Note 5)	1,454
Accrued expenses	33,300
TOTAL LIABILITIES		11,730,705
Net assets for 12,741,948 shares outstanding		$237,133,013
Net Assets Consist of:
Paid-in capital		$198,324,182
Net unrealized appreciation of investments		29,028,961
Accumulated net realized gain on investments		8,205,198
Undistributed net investment income		1,574,672
TOTAL NET ASSETS		$237,133,013
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$230,025,140 ÷ 12,358,505 shares outstanding, no par value, unlimited shares authorized		$18.61
Service Shares:
$7,107,873 ÷ 383,443 shares outstanding, no par value, unlimited shares authorized		$18.54

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $48,854)		$2,702,097
Interest (including income on securities loaned of $11,289)		45,300
TOTAL INCOME		2,747,397
Expenses:
Investment adviser fee (Note 5)	$955,346
Administrative personnel and services fee (Note 5)	101,332
Custodian fees	7,531
Transfer and dividend disbursing agent fees and expenses	17,181
Directors'/Trustees' fees	1,424
Auditing fees	11,762
Legal fees	3,069
Portfolio accounting fees	39,879
Distribution services fee--Service Shares (Note 5)	9,158
Printing and postage	23,761
Insurance premiums	3,610
Miscellaneous	2,064
TOTAL EXPENSES	1,176,117
Waiver of administrative personnel and services fee (Note 5)	(4,269)
Net expenses		1,171,848
Net investment income		1,575,549
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		8,938,906
Net change in unrealized appreciation of investments		(7,853,612)
Net realized and unrealized gain on investments		1,085,294
Change in net assets resulting from operations		$2,660,843

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,575,549	$3,843,570
Net realized gain on investments	8,938,906	35,669,074
Net change in unrealized appreciation/depreciation of investments	(7,853,612)	(26,129,843)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,660,843	13,382,801
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(3,746,572)	(4,559,749)
Service Shares	(93,303)	(86,216)
Distributions from net realized gains
Primary Shares	(31,001,706)	--
Service Shares	(914,698)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,756,279)	(4,645,965)
Share Transactions:
Proceeds from sale of shares	2,299,789	6,272,543
Net asset value of shares issued to shareholders in payment of distributions declared	35,756,279	4,645,965
Cost of shares redeemed	(35,515,219)	(79,776,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,540,849	(68,858,470)
Change in net assets	(30,554,587)	(60,121,634)
Net Assets:
Beginning of period	267,687,600	327,809,234
End of period (including undistributed net investment income of $1,574,672 and $3,838,998, respectively)	$237,133,013	$267,687,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at time which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under the such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$10,523,131	$10,949,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	88,215	$1,775,719	253,093	$5,211,519
Shares issued to shareholders in payment of distributions declared	1,830,784	34,748,278	226,066	4,559,749
Shares redeemed	(1,732,936)	(34,644,343)	(3,837,116)	(78,954,042)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	186,063	$1,879,654	(3,357,957)	$(69,182,774)

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,700	$524,070	51,705	$1,061,024
Shares issued to shareholders in payment of distributions declared	53,277	1,008,001	4,287	86,216
Shares redeemed	(44,133)	(870,876)	(39,898)	(822,936)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	35,844	$661,195	16,094	$324,304
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	221,907	$2,540,849	(3,341,863)	$(68,858,470)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $217,189,015. The net unrealized appreciation of investments for federal tax purposes was $29,028,961. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,648,085 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,619,124.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$65,959,831
Sales	$92,398,916

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED AMERICAN LEADERS FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

G00433-04 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$5.88		$5.83		$5.46		$4.43	$5.75		$7.67
Income From Investment Operations:
Net investment income (loss)	0.03		0.05		0.06		0.04	0.03		(0.00	) [1]
Net realized and unrealized gain (loss) on investments	0.06		0.06		0.34		1.01	(1.35)		(1.92)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.11		0.40		1.05	(1.32)		(1.92)
Less Distributions:
Distributions from net investment income	(0.05)		(0.06)		(0.03)		(0.02)	--		--
Net Asset Value, End of Period	$5.92		$5.88		$5.83		$5.46	$4.43		$5.75
Total Return [2]	1.47%		1.91%		7.39%		23.92%	(22.96)%		(25.03)%

Ratios to Average Net Assets:
Net expenses	1.15	% [3]	1.15	% [4]	1.03	% [4]	0.99%	0.91	% [4]	0.91	% [4]
Net investment income (loss)	0.81	% [3]	0.78%		1.13%		0.93%	0.74%		(0.06)%
Expense waiver/reimbursement [5]	1.05	% [3]	1.03%		1.22%		2.04%	3.46%		2.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,033		$17,158		$18,397		$15,461	$9,532		$7,060
Portfolio turnover	64%		66%		30%		60%	149%		353%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended December 31, 2005, 2004, 2002 and 2001 are 1.15%, 1.02%, 0.90% and 0.90%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,					Period Ended
	6/30/2006		2005		2004		2003	12/31/2002	[1]
Net Asset Value, Beginning of Period	$5.87		$5.82		$5.46		$4.43	$5.30
Income From Investment Operations:
Net investment income	0.02		0.03		0.05		0.03	0.01
Net realized and unrealized gain (loss) on investments	0.05		0.07		0.34		1.02	(0.88)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.10		0.39		1.05	(0.87)
Less Distributions:
Distributions from net investment income	(0.03)		(0.05)		(0.03)		(0.02)	--
Net Asset Value, End of Period	$5.91		$5.87		$5.82		$5.46	$4.43
Total Return [2]	1.22%		1.70%		7.11%		23.88%	(16.42)%

Ratios to Average Net Assets:
Net expenses	1.40	% [3]	1.40	% [4]	1.28	% [4]	1.24%	1.16	% [3,4]
Net investment income	0.56	% [3]	0.53%		0.91%		0.66%	0.72	% [3]
Expense waiver/reimbursement [5]	1.05	% [3]	1.03%		1.22%		2.04%	5.17	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,766		$9,005		$8,873		$5,827	$717
Portfolio turnover	64%		66%		30%		60%	149	% [6]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the years ended December 31, 2005 and 2004 and the period ended December 31, 2002 are 1.40%, 1.27% and 1.15%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,014.70	$5.74
Service Shares	$1,000	$1,012.20	$6.98
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.09	$5.76
Service Shares	$1,000	$1,017.85	$7.00

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	1.15%
Service Shares	1.40%

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	19.3%
Financials	13.2%
Energy	12.7%
Information Technology	12.3%
Industrials	11.5%
Consumer Staples	9.8%
Consumer Discretionary	5.2%
Telecommunication Services	5.1%
Utilities	4.2%
Materials	3.7%
Cash Equivalents [2]	3.4%
Other Assets and Liabilities--Net [3]	(0.4)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--97.0%
		Consumer Discretionary--5.2%
11,700		McDonald's Corp.	$393,120
5,600		Nike, Inc., Class B	453,600
7,400		Target Corp.	361,638
1,500		Wendy's International, Inc.	87,435
		TOTAL	1,295,793
		Consumer Staples--9.8%
8,800		Altria Group, Inc.	646,184
10,700		Diageo PLC, ADR	722,785
11,900		General Mills, Inc.	614,754
7,500		PepsiCo, Inc.	450,300
		TOTAL	2,434,023
		Energy--12.7%
6,300		Apache Corp.	429,975
14,400		Exxon Mobil Corp.	883,440
6,000		GlobalSantaFe Corp.	346,500
2,900		Massey Energy Co.	104,400
5,100	[1]	Transocean Sedco Forex, Inc.	409,632
9,000	[1]	Weatherford International Ltd.	446,580
12,300		XTO Energy, Inc.	544,521
		TOTAL	3,165,048
		Financials--13.2%
9,800		Ace Ltd.	495,782
10,800		Allstate Corp.	591,084
13,800		American International Group, Inc.	814,890
12,800		Citigroup, Inc.	617,472
5,200		Merrill Lynch & Co., Inc.	361,712
6,200		Morgan Stanley	391,902
		TOTAL	3,272,842
		Health Care--19.3%
7,900	[1]	Amgen, Inc.	515,317
9,700		AstraZeneca PLC, ADR	580,254
13,500	[1]	Forest Laboratories, Inc., Class A	522,315
2,300	[1]	Gilead Sciences, Inc.	136,068
5,800		Johnson & Johnson	347,536
6,600		McKesson HBOC, Inc.	312,048
8,300	[1]	Medimmune, Inc.	224,930
9,600		Novartis AG, ADR	517,632
6,320		Pfizer, Inc.	148,330
10,800		Shire PLC, ADR	477,684
11,500	[1]	St. Jude Medical, Inc.	372,830
14,000		Wyeth	621,740
		TOTAL	4,776,684
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Industrials--11.5%
8,100		Avery Dennison Corp.	$470,286
4,600		Deere & Co.	384,054
13,200	[1]	Foster Wheeler Ltd.	570,240
9,600		Northrop Grumman Corp.	614,976
12,800		United Technologies Corp.	811,776
		TOTAL	2,851,332
		Information Technology--12.3%
22,500		Applied Materials, Inc.	366,300
18,700	[1]	Cadence Design Systems, Inc.	320,705
13,300	[1]	Cisco Systems, Inc.	259,749
48,800	[1]	EMC Corp. Mass	535,336
5,100		IBM Corp.	391,782
14,400		Microsoft Corp.	335,520
12,800	[1]	Oracle Corp.	185,472
5,400		SAP AG, ADR	283,608
26,300	[1]	Xerox Corp.	365,833
		TOTAL	3,044,305
		Materials--3.7%
4,900		Alcan, Inc.	230,006
15,000		Alcoa, Inc.	485,400
3,700		Praxair, Inc.	199,800
		TOTAL	915,206
		Telecommunication Services--5.1%
26,000		AT&T, Inc.	725,140
14,700		BellSouth Corp.	532,140
		TOTAL	1,257,280
		Utilities--4.2%
8,000		Consolidated Edison Co.	355,520
6,600		FirstEnergy Corp.	357,786
5,600		TXU Corp.	334,824
		TOTAL	1,048,130
		TOTAL COMMON STOCKS (IDENTIFIED COST $22,115,266)	24,060,643
		REPURCHASE AGREEMENT--3.4%
$831,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000 (AT COST).	831,000
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $22,946,266) [2]	24,891,643
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(93,128)
		TOTAL NET ASSETS--100%	$24,798,515

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $22,946,266)		$24,891,643
Cash		969
Income receivable		19,714
Receivable for investments sold		287,303
Receivable for shares sold		2,601
TOTAL ASSETS		25,202,230
Liabilities:
Payable for investments purchased	$321,560
Payable for shares redeemed	53,403
Payable for transfer and dividend disbursing agent fees and expenses	9,530
Payable for distribution services fee (Note 5)	1,787
Accrued expenses	17,435
TOTAL LIABILITIES		403,715
Net assets for 4,192,627 shares outstanding		$24,798,515
Net Assets Consist of:
Paid-in capital		$25,306,383
Net unrealized appreciation of investments		1,945,377
Accumulated net realized loss on investments		(2,546,689)
Undistributed net investment income		93,444
TOTAL NET ASSETS		$24,798,515
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$16,032,607 ÷ 2,709,078 shares outstanding, no par value, unlimited shares authorized		$5.92
Service Shares:
$8,765,908 ÷ 1,483,549 shares outstanding, no par value, unlimited shares authorized		$5.91

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,430)			$236,160
Interest (including income on securities loaned of $75)			18,756
TOTAL INCOME			254,916
Expenses:
Investment adviser fee (Note 5)		$110,239
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		4,758
Transfer and dividend disbursing agent fees and expenses		16,695
Directors'/Trustees' fees		606
Auditing fees		12,003
Legal fees		2,799
Portfolio accounting fees		28,477
Distribution services fee--Service Shares (Note 5)		11,302
Printing and postage		11,906
Insurance premiums		3,178
Miscellaneous		709
TOTAL EXPENSES		296,892
Waivers and Reimbursement (Note 5) :
Waiver of investment adviser fee	$(110,239)
Waiver of administrative personnel and services fee	(17,226)
Reimbursement of other operating expenses	(8,397)
TOTAL WAIVERS AND REIMBURSEMENT		(135,862)
Net expenses			161,030
Net investment income			93,886
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,169,163
Net change in unrealized appreciation of investments			(884,149)
Net realized and unrealized gain on investments			285,014
Change in net assets resulting from operations			$378,900

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,886	$184,331
Net realized gain on investments	1,169,163	715,971
Net change in unrealized appreciation/depreciation of investments	(884,149)	(406,290)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	378,900	494,012
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(134,832)	(185,302)
Service Shares	(49,176)	(72,085)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(184,008)	(257,387)
Share Transactions:
Proceeds from sale of shares	947,991	3,510,384
Net asset value of shares issued to shareholders in payment of distributions declared	167,873	243,788
Cost of shares redeemed	(2,675,646)	(5,097,972)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,559,782)	(1,343,800)
Change in net assets	(1,364,890)	(1,107,175)
Net Assets:
Beginning of period	26,163,405	27,270,580
End of period (including undistributed net investment income of $93,444 and $183,566, respectively)	$24,798,515	$26,163,405

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	109,794	$660,831	354,039	$2,030,332
Shares issued to shareholders in payment of distributions declared	19,652	118,697	30,283	171,703
Shares redeemed	(337,570)	(2,030,573)	(623,836)	(3,586,522)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(208,124)	$(1,251,045)	(239,514)	$(1,384,487)

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	47,702	$287,160	258,753	$1,480,052
Shares issued to shareholders in payment of distributions declared	8,142	49,176	12,713	72,085
Shares redeemed	(107,588)	(645,073)	(261,356)	(1,511,450)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(51,744)	$(308,737)	10,110	$40,687
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(259,868)	$(1,559,782)	(229,404)	$(1,343,800)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $22,946,266. The net unrealized appreciation of investments for federal tax purposes was $1,945,377. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,626,383 and net unrealized depreciation from investments for those securities having an excess of cost over value of $681,006.

At December 31, 2005, the Fund had a capital loss carryforward of $3,561,191 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,808,261
2010	$ 752,930

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $110,239 of its fee and voluntarily reimbursed $8,397 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.593% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2006, FSC retained $4 of fees paid by the Fund. For the six months ended June 30, 2006, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$16,135,557
Sales	$17,624,900

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" then to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004	2003	[1]	2002		2001
Net Asset Value, Beginning of Period	$8.94		$8.87		$8.44	$7.52		$10.37		$12.44
Income From Investment Operations:
Net investment income	0.33		0.42	[2]	0.36 [2]	0.32	[2]	0.47		0.47
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.00 [3]		0.11		0.44	1.11		(2.85)		(2.14)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.53		0.80	1.43		(2.38)		(1.67)
Less Distributions:
Distributions from net investment income	(0.55)		(0.46)		(0.37)	(0.51)		(0.47)		(0.40)
Net Asset Value, End of Period	$8.72		$8.94		$8.87	$8.44		$7.52		$10.37
Total Return [4]	3.64%		6.28%		9.92%	20.67%		(23.95)%		(13.72)%

Ratios to Average Net Assets:
Net expenses	1.10	% [5]	1.01	% [6]	1.00%	1.02	% [6]	1.02	% [6]	0.92	% [6]
Net investment income	6.68	% [5]	4.87%		4.37%	4.18%		4.90%		3.86%
Expense waiver/reimbursement [7]	0.18	% [5]	0.17%		0.17%	0.08%		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$58,323		$62,526		$78,201	$82,602		$85,419		$138,270
Portfolio turnover	34%		38%		59%	145%		118%		97%

1 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from an equity only, utility sector Fund to a diversified income Fund with both stocks and bonds. The equity portion of the Fund is invested in a diversified portfolio that focuses on value stocks that provide above-average dividend income with market participation. The fixed-income portion of the Fund is invested in a high-yielding debt portfolio.

2 Based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.00%, 1.00%, 1.01% and 0.91% for the years ended December 31, 2005, 2003, 2002 and 2001, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,036.40	$5.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.34	$5.51

1 Expenses are equal to the Fund's annualized net expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2006, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	36.8%
International Equity Securities	8.3%
Domestic Fixed-Income Securities	35.3%
International Fixed-Income Securities	18.5%
Cash Equivalents [2]	1.6%
Other Assets and Liabilities-Net [3]	(0.5)%
TOTAL	100.0%

At June 30, 2006, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	25.7%
Retailers	14.2%
Energy	9.2%
Industrials	7.9%
Consumer Staples	7.2%
Health Care	5.9%
Chemicals	5.9%
Utilities	4.7%
Food & Beverages	4.6%
Telecommunication Services	4.5%
Consumer Discretionary	3.6%
Materials	2.8%
Media-Cable	2.0%
Information Technology	1.5%
Other [5]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

5 For purposes of this table, index classifications which constitute less than 1.00% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--41.9%
		Consumer Discretionary--2.3%
5,200		CBS Corp.--Class B	$140,660
2,400		Clear Channel Communications, Inc.	74,280
2,700		Family Dollar Stores, Inc.	65,961
3,600		Gap (The), Inc.	62,640
3,600		Home Depot, Inc.	128,844
6,200		Jones Apparel Group, Inc.	197,098
11,900		Mattel, Inc.	196,469
6,000		McDonald's Corp.	201,600
1,700		Nike, Inc., Class B	137,700
3,500		Regal Entertainment Group	71,120
1,900		Vivendi SA, ADR	66,329
		TOTAL	1,342,701
		Consumer Staples--4.6%
14,100		Altria Group, Inc.	1,035,363
6,800		Coca-Cola Co.	292,536
1,300		Colgate-Palmolive Co.	77,870
2,400		Kimberly-Clark Corp.	148,080
8,900		Loews Corp.--Carolina Group	457,193
1,700		PepsiCo, Inc.	102,068
2,400		Procter & Gamble Co.	133,440
18,680		Unilever PLC, ADR	421,047
		TOTAL	2,667,597
		Energy--5.9%
12,500		Chevron Corp.	775,750
1,100		ConocoPhillips	72,083
15,700		Enbridge Inc.	479,949
21,900		Exxon Mobil Corp.	1,343,565
6,900		Royal Dutch Shell PLC	462,162
4,600		Total SA, ADR, Class B	301,392
		TOTAL	3,434,901
		Financials--14.0%
6,800		Ace, Ltd.	344,012
17,900		Allstate Corp.	979,667
17,926		Bank of America Corp.	862,241
6,200		Bank of New York Co., Inc.	199,640
6,900		Barclays PLC, ADR	315,882
21,800		Citigroup, Inc.	1,051,632
5,000		Comerica, Inc.	259,950
6,500		Federal Home Loan Mortgage Corp.	370,565
10,700		Federal National Mortgage Association	514,670
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
5,700		Gallagher (Arthur J.) & Co.	$144,438
2,100		Healthcare Realty Trust, Inc.	66,885
1,600		Hospitality Properties Trust	70,272
7,400		Lloyds TSB Group PLC, ADR	292,078
2,400		MBIA, Inc.	140,520
6,300		Mellon Financial Corp.	216,909
2,300		Mills Corp.	61,525
6,700		Morgan Stanley	423,507
3,200		Nationwide Financial Services, Inc., Class A	141,056
3,300		PartnerRe Ltd.	211,365
1,500		RenaissanceRe Holdings Ltd.	72,690
7,800		Senior Housing Properties Trust	139,698
6,400		U.S. Bancorp	197,632
1,100		UBS AG--U.S.	120,670
6,200		Wachovia Corp.	335,296
3,300		Washington Mutual, Inc.	150,414
4,300		Wells Fargo & Co.	288,444
5,300		iStar Financial, Inc.	200,075
		TOTAL	8,171,733
		Health Care--3.7%
2,500		AstraZeneca Group PLC, ADR	149,550
9,900		GlaxoSmithKline PLC, ADR	552,420
1,500		HCA, Inc.	64,725
4,800		Johnson & Johnson	287,616
25,700		Pfizer, Inc.	603,179
11,900		Wyeth	528,479
		TOTAL	2,185,969
		Industrials--3.2%
3,500		Avery Dennison Corp.	203,210
4,200		Cendant Corp.	68,418
24,200		General Electric Co.	797,632
2,800		Lockheed Martin Corp.	200,872
5,200		Northrop Grumman Corp.	333,112
5,300		TNT NV, ADR	189,740
2,200		Waste Management, Inc.	78,936
		TOTAL	1,871,920
		Information Technology--0.5%
1,500		Automatic Data Processing, Inc.	68,025
1,700		Diebold, Inc.	69,054
4,200		Maxim Integrated Products, Inc.	134,862
		TOTAL	271,941
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--1.8%
6,500		Alcoa, Inc.	$210,340
3,300		Du Pont (E.I.) de Nemours & Co.	137,280
8,400		International Flavors & Fragrances, Inc.	296,016
1,200		PPG Industries, Inc.	79,200
4,100		Rohm & Haas Co.	205,492
5,700		UPM - Kymmene OY, ADR	122,493
		TOTAL	1,050,821
		Telecommunication Services--2.9%
30,922		AT&T, Inc.	862,414
2,900		BCE, Inc.	68,585
1,800		BellSouth Corp.	65,160
11,800		Magyar Telekom Telecommunications PLC, ADR	223,492
4,600		NTT Docomo Inc. - Spon. ADR	67,436
4,400		Verizon Communications	147,356
11,300		Vodafone Group PLC, ADR	240,690
		TOTAL	1,675,133
		Utilities--3.0%
2,700		Black Hills Corp.	92,691
5,800		CenterPoint Energy, Inc.	72,500
1,700		DTE Energy Co.	69,258
3,400		Duke Energy Corp.	99,858
2,800		Energy East Corp.	67,004
3,000		Equitable Resources, Inc.	100,500
1,300		Exelon Corp.	73,879
6,100		Northeast Utilities Co.	126,087
8,846		ONEOK, Inc.	301,118
5,100		Pinnacle West Capital Corp.	203,541
1,600		Progress Energy, Inc.	68,592
1,800		SCANA Corp.	69,444
6,400		Scottish & Southern Energy PLC, ADR	136,246
6,600		Southern Co.	211,530
2,700		Vectren Corp.	73,575
		TOTAL	1,765,823
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,659,944)	24,438,539
		CORPORATE BONDS--7.3%
		Banking--0.8%
$500,000	[1,2]	Turanalem Finance BV, 7.75%, Series 144A, 4/25/2013	488,125
		Basic Industry - Paper--0.5%
250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	274,993
		Communications - Media Noncable--0.3%
185,000		British Sky Broadcasting Group PLC, 8.2%, 7/15/2009	196,598
		Consumer Cyclical - Automotive--0.5%
300,000		General Motors Acceptance, 6.875%, 9/15/2011	286,553
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--0.5%
$300,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	$300,723
		Financial Institution - Banking--0.5%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	316,244
		Financial Institution - Insurance - P&C--0.5%
300,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	296,489
		Metals & Mining--0.6%
150,000	[1,2]	Adaro Finance BV, Company Guarantee, Series 144A, 8.5%, 12/8/2010	149,250
200,000		Grupo Minero Mexico, 9.25%, 4/1/2028	224,000
		TOTAL	373,250
		Oil & Gas--2.2%
800,000	[1,2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	920,000
350,000	[1,2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	330,750
		TOTAL	1,250,750
		Steel--0.5%
275,000	[1,2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	295,625
		Telecommunications & Cellular--0.4%
200,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	241,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,331,195)	4,320,350
		GOVERNMENTS/AGENCIES--13.1%
		Sovereign--13.1%
556,248		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	498,398
500,000		Brazil, Government of, 8.875%, 4/15/2024	555,000
500,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	521,000
1,000,000		Brazil, Government of, Note, 8%, 1/15/2018	1,057,500
200,000		Brazil, Government of, Unsub., 11%, 8/17/2040	249,000
500,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	502,500
3,100,000		Mexico Fixed Rate Bonds, Bond, Series MI10, 9%, 12/20/2012	276,154
7,603,000		Mexico, Government of, Bond, Series M 20, 10%, 12/5/2024	700,619
250,000		Peru, Government of, Bond, 8.75%, 11/21/2033	275,000
270,000		Peru, Government of, Note, 9.875%, 2/6/2015	313,335
300,000		Philippines, Government, 9.875%, 1/15/2019	346,875
150,000		Philippines, Government of, Bond, 7.75%, 1/14/2031	149,063
770,000		Russia, Government of, 5.000%, 3/31/2030	820,127
500,000		United Mexican States, Note, 5.625%, 1/15/2017	465,550
400,000		United Mexican States, Note, 9.875%, 2/1/2010	450,320
100,000		Venezuela, Government of, 9.375%, 1/13/2034	117,000
275,000		Venezuela, Government of, Bond, 5.75%, 2/26/2016	244,063
50,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	58,750
50,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	49,787
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,623,762)	7,650,041
Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--15.0%
		Federal Home Loan Mortgage Corporation--8.5%
$500,000	[3]	Federal Home Loan Mortgage Corp., 6.500%, 8/1/2036	$502,296
391,947		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	367,843
1,660,195		Federal Home Loan Mortgage Corp. Pool A40517, 6.000%, 30 Year, 12/1/2035	1,634,385
194,980		Federal Home Loan Mortgage Corp. Pool A47194, 5.000%, 30 Year, 10/1/2035	182,045
1,150,000		Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036	1,073,707
167,788		Federal Home Loan Mortgage Corp. Pool B17799, 4.500%, 15 Year, 2/1/2020	158,669
487,462		Federal Home Loan Mortgage Corp. Pool G01954, 5.000%, 30 Year, 11/1/2035	455,123
178,955		Federal Home Loan Mortgage Corp. Pool G18045, 5.000%, 15 Year, 3/1/2020	172,545
234,723		Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020	225,802
187,481		Federal Home Loan Mortgage Corp. Pool J00042, 4.500%, 15 Year, 9/1/2020	176,998
		TOTAL	4,949,413
		Federal National Mortgage Association--6.5%
407,061		Federal National Mortgage Association Pool 255631, 5.500%, 30 Year, 3/1/2035	391,705
114,012		Federal National Mortgage Association Pool 789090, 5.500%, 15 Year, 8/1/2019	111,971
390,412		Federal National Mortgage Association Pool 805107, 5.500%, 30 Year, 1/1/2035	375,684
360,758		Federal National Mortgage Association Pool 806237, 5.000%, 15 Year, 12/1/2019	348,119
421,275		Federal National Mortgage Association Pool 811870, 5.000%, 15 Year, 2/1/2020	406,516
1,047,453		Federal National Mortgage Association Pool 816227, 5.500%, 30 Year, 3/1/2035	1,007,938
482,854		Federal National Mortgage Association Pool 822564, 5.500%, 15 Year, 12/1/2020	473,908
186,666		Federal National Mortgage Association Pool 833388, 5.500%, 30 Year, 8/1/2035	179,449
495,213		Federal National Mortgage Association Pool 843685, 5.500%, 30 Year, 10/1/2035	475,448
		TOTAL	3,770,738
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $8,935,220)	8,720,151
		PREFERRED STOCKS--3.0%
		Consumer Discretionary--0.9%
2,550		Credit Suisse First Boston USA, Inc., RIG, PERCS	201,208
9,200		Credit Suisse First Boston USA, Inc., JNY, PERCS	293,710
		TOTAL	494,918
		Financials--1.1%
8,100		Chubb Corp., PRIDES, $1.75, Annual Dividend	285,363
1,400		Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend	79,520
13,400		XL Capital Ltd., PEPS, $1.625, Annual Dividend	279,658
		TOTAL	644,541
		Industrials--1.0%
		Credit Suisse First Boston USA, Inc., TYC, PERCS	291,871
12,500	[1,2]	Morgan Stanley & Co., CBI, PERCS	301,062
		TOTAL	592,933
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,694,419)	1,732,392
		MUTUAL FUND -- 19.1%
1,526,318	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $11,137,875)	11,126,857
Principal Amount			Value
		REPURCHASE AGREEMENTS--1.3%
$249,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	$249,000
500,000	[5]	Interest in $149,125,000 joint repurchase agreement 5.13%, dated 6/13/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $149,762,509 on 7/13/2006. The market value of the underlying securities at the end of the period was $153,972,554 (segregated pending settlement of dollar-roll transactions).	500,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	749,000
		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $56,131,415) [6]	58,737,330
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(412,361)
		TOTAL NET ASSETS--100%	$58,324,969

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $2,781,301, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $2,781,301, which represented 4.8% of total net assets.

3 All or a portion of this security is subject to dollar-roll transactions.

4 Affiliated company.

5 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

6 The cost of investments for federal tax purposes amounts to $56,205,054.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PEPS	--Participating Equity Preferred Stock
PERCS	--Preferred Equity Redemption Cumulative Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $11,126,857 of investments in affiliated issuers (Note 5) (identified cost $56,131,415)		$58,737,330
Cash		176
Cash denominated in foreign currencies (cost of $6,217)		6,047
Income receivable		380,024
Receivable for investments sold		697,089
Receivable for shares sold		7,139
TOTAL ASSETS		59,827,805
Liabilities:
Payable for investments purchased	$941,564
Payable for shares redeemed	37,504
Payable for dollar roll transactions	503,082
Options written, at value (premium of $6,984)	4,315
Accrued expenses	16,371
TOTAL LIABILITIES		1,502,836
Net assets for 6,690,404 shares outstanding		$58,324,969
Net Assets Consist of:
Paid-in capital		$114,288,471
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,605,444
Accumulated net realized loss on investments, options and foreign currency transactions		(60,600,052)
Undistributed net investment income		2,031,106
TOTAL NET ASSETS		$58,324,969
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,324,969 ÷ 6,690,404 shares outstanding, no par value, unlimited shares authorized		$8.72

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends, including $1,180,473 received from affiliated issuers (Note 5) (net of foreign taxes withheld of $10,608)			$1,680,213
Interest (net of foreign taxes withheld of $6,122)			689,077
TOTAL INCOME			2,369,290
Expenses:
Investment adviser fee (Note 5)		$228,292
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		6,184
Transfer and dividend disbursing agent fees and expenses		9,101
Directors'/Trustees' fees		735
Auditing fees		19,909
Legal fees		3,130
Portfolio accounting fees		24,764
Printing and postage		19,963
Insurance premiums		3,241
Miscellaneous		1,198
TOTAL EXPENSES		390,901
Waivers and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(37,405)
Waiver of investment adviser fee	(5,084)
Waiver of administrative personnel and services fee	(12,092)
TOTAL WAIVERS AND REIMBURSEMENT		(54,581)
Net expenses			336,320
Net investment income			2,032,970
Realized and Unrealized Gain (Loss) on Investments, Options, and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized loss of $50,657 on sales of investments in affiliated issuers)			2,609,415
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			(2,427,897)
Net realized and unrealized gain on investments, options and foreign currency transactions			181,518
Change in net assets resulting from operations			$2,214,488

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,032,970	$3,393,803
Net realized gain on investments, options and foreign currency transactions	2,609,415	3,247,115
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(2,427,897)	(2,536,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,214,488	4,104,845
Distributions to Shareholders:
Distributions from net investment income	(3,655,270)	(3,838,173)
Share Transactions:
Proceeds from sale of shares	3,093,677	3,900,761
Net asset value of shares issued to shareholders in payment of distributions declared	3,655,270	3,838,173
Cost of shares redeemed	(9,508,708)	(23,681,346)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,759,761)	(15,942,412)
Change in net assets	(4,200,543)	(15,675,740)
Net Assets:
Beginning of period	62,525,512	78,201,252
End of period (including undistributed net investment income of $2,031,106 and $3,653,406, respectively)	$58,324,969	$62,525,512

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2006, the Fund had a realized gain of $15,236 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	--	--
Contracts opened	296	$29,954
Contracts bought back	(189)	(16,946)
Contracts expired	(57)	(6,024)
Outstanding at 6/30/2006	50	$6,984

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp., in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2006, was as follows:

Maximum amount outstanding during the period	$ 1,717,191
Average amount outstanding during the period [1]	$ 457,477
Average shares outstanding during the period	6,886,672
Average debt per share outstanding during the period	$0.07

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2006.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	347,412	447,005
Shares issued to shareholders in payment of distributions declared	419,183	458,563
Shares redeemed	(1,068,720)	(2,730,937)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(302,125)	(1,825,369)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $56,205,054. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written option contracts and changes in foreign currency exchange rates was $2,532,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,424,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $891,795.

At December 31, 2005, the Fund had a capital loss carryforward of $62,590,358 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$12,396,381
2009	$16,049,079
2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $5,084.

Certain of the Fund's assets are managed by Federated Global Investment Management Company and Federated Investment Management Company (the "Sub-Advisers"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2006, the Sub-Advisers earned a sub-adviser fee of $40,376.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.205% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended June 30, 2006, the Adviser reimbursed $37,405 of its fee. Transactions with affiliated companies during the six months ended June 30, 2006, are as follows:

Affiliates	Balance of Shares Held 12/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2006	Value at 6/30/2006	Dividend Income
Federated High Income Bond Fund II	1,757,441	--	231,123	1,526,318	$11,126,857	$1,180,473

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$17,578,893
Sales	$22,473,136

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2006, the diversification of non-U.S. countries was as follows:

Country	Percentage of Net Assets
United Kingdom	4.7%
Brazil	4.6%
Mexico	3.6%
Russia	3.0%
Venezuela	1.9%
Philippines	1.3%
Peru	1.0%
Argentina	0.9%
Canada	0.9%
Columbia	0.9%
Kazakhstan	0.8%
Cayman Islands	0.6%
France	0.6%
Bermuda	0.5%
Hungary	0.4%
Indonesia	0.3%
Netherlands	0.3%
Finland	0.2%
Switzerland	0.2%
Japan	0.1%

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003	[1]	2002		2001
Net Asset Value, Beginning of Period	$13.57		$13.42		$12.13		$9.73		$12.49		$14.32
Income From Investment Operations:
Net investment income	0.19		0.31		0.28		0.24		0.20		0.23
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.71		0.12		1.25		2.36		(2.74)		(1.81)
TOTAL FROM INVESTMENT OPERATIONS	0.90		0.43		1.53		2.60		(2.54)		(1.58)
Less Distributions:
Distributions from net investment income	(0.32)		(0.28)		(0.24)		(0.20)		(0.22)		(0.25)
Net Asset Value, End of Period	$14.15		$13.57		$13.42		$12.13		$9.73		$12.49
Total Return [2]	6.63%		3.33%		12.84%		27.27%		(20.74)%		(10.98)%

Ratios to Average Net Assets:
Net expenses	1.14	% [3]	1.14	% [4]	1.12	% [4]	1.15	% [4]	1.07	% [4]	0.97%
Net investment income	2.35	% [3]	2.09%		2.08%		2.18%		1.63%		1.77%
Expense waiver/reimbursement [5]	0.07	% [3]	0.04%		0.03%		0.01%		0.01%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,746		$62,377		$72,907		$73,904		$61,430		$91,988
Portfolio turnover	34%		31%		55%		145%		81%		101%

1 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from a blended value/growth style to one focused on value.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.13%, 1.11%, 1.14% and 1.06%, for the years ended December 31, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,066.30	$5.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.14	$5.71

1 Expenses are equal to the Fund's annualized net expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	32.1%
Energy	14.5%
Consumer Staples	9.4%
Health Care	8.1%
Telecommunication Services	7.8%
Industrials	6.9%
Consumer Discretionary	6.8%
Utilities	4.2%
Materials	3.8%
Information Technology	1.0%
Other Securities [2]	4.2%
Securities Lending Collateral [3]	7.7%
Cash Equivalents [4]	0.4%
Other Assets and Liabilities--Net [5]	(6.9)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stocks.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--94.6%
		Consumer Discretionary--6.8%
11,600		CBS Corp. (New), Class B	$313,780
10,600	[1]	Clear Channel Communications, Inc.	328,070
5,800		Family Dollar Stores, Inc.	141,694
8,100		Gap (The), Inc.	140,940
7,800		Home Depot, Inc.	279,162
13,600		Jones Apparel Group, Inc.	432,344
25,500	[1]	Mattel, Inc.	421,005
39,900		McDonald's Corp.	1,340,640
3,700		Nike, Inc., Class B	299,700
7,700	[1]	Regal Entertainment Group	156,464
4,300		Vivendi SA, ADR	150,113
		TOTAL	4,003,912
		Consumer Staples--9.4%
11,000		Altria Group, Inc.	807,730
27,400		Coca-Cola Co.	1,178,748
7,400		Colgate-Palmolive Co.	443,260
20,700	[1]	Kimberly-Clark Corp.	1,277,190
6,400		Loews Corp. - Carolina Group	328,768
12,400		PepsiCo, Inc.	744,496
5,400		Procter & Gamble Co.	300,240
20,440		Unilever PLC, ADR	460,717
		TOTAL	5,541,149
		Energy--14.5%
29,400		Chevron Corp.	1,824,564
2,400		ConocoPhillips	157,272
34,300		Enbridge, Inc.	1,048,551
49,700		Exxon Mobil Corp.	3,049,095
13,700		Royal Dutch Shell PLC, Class A, ADR	917,626
23,100		Total SA, Class B, ADR	1,513,512
		TOTAL	8,510,620
		Financials--32.1%
14,993		Ace Ltd.	758,496
23,300		Allstate Corp.	1,275,209
48,582		Bank of America Corp.	2,336,794
11,100		Bank of New York Co., Inc.	357,420
8,000		Barclays PLC, ADR	366,240
62,600		Citigroup, Inc.	3,019,824
21,000		Federal Home Loan Mortgage Corp.	1,197,210
24,100		Fannie Mae	1,159,210
9,900		Gallagher (Arthur J.) & Co.	250,866
4,600		Healthcare Realty Trust, Inc.	146,510
3,400		Hospitality Properties Trust	149,328
9,400		Lloyds TSB Group PLC, ADR	371,018
5,200	[1]	MBIA Insurance Corp.	304,460
5,100		Mills Corp.	136,425
19,600		Morgan Stanley	1,238,916
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
7,000	[1]	Nationwide Financial Services, Inc., Class A	$308,560
7,200		PartnerRe Ltd.	461,160
3,500		RenaissanceRe Holdings Ltd.	169,610
17,600		Senior Housing Properties Trust	315,216
25,700		Sun Life Financial Services of Canada	1,026,201
2,700		UBS AG	296,190
13,900	[1]	Wachovia Corp.	751,712
7,100		Washington Mutual Bank	323,618
20,700		Wells Fargo & Co.	1,388,556
4,400	[1]	XL Capital Ltd., Class A	269,720
11,700		iStar Financial, Inc.	441,675
		TOTAL	18,820,144
		Health Care--8.1%
5,600		AstraZeneca PLC, ADR	334,992
12,300		GlaxoSmithKline PLC, ADR	686,340
3,400		HCA, Inc.	146,710
10,900		Johnson & Johnson	653,128
87,300		Pfizer, Inc.	2,048,931
19,700		Wyeth	874,877
		TOTAL	4,744,978
		Industrials--6.9%
7,800		Avery Dennison Corp.	452,868
9,400		Cendant Corp.	153,126
28,100		General Electric Co.	926,176
10,300	[1]	Lockheed Martin Corp.	738,922
11,600		Northrop Grumman Corp.	743,096
14,900		TNT NV, ADR	533,420
5,300		United Technologies Corp.	336,126
5,100		Waste Management, Inc.	182,988
		TOTAL	4,066,722
		Information Technology--1.0%
3,500	[1]	Automatic Data Processing, Inc.	158,725
3,600	[1]	Diebold, Inc.	146,232
9,400		Maxim Integrated Products, Inc.	301,834
		TOTAL	606,791
		Materials--3.8%
14,400		Alcoa, Inc.	465,984
7,300		Du Pont (E.I.) de Nemours & Co.	303,680
18,900		International Flavors & Fragrances, Inc.	666,036
2,700		PPG Industries, Inc.	178,200
12,300	[1]	Rohm & Haas Co.	616,476
		TOTAL	2,230,376
		Telecommunication Services--7.8%
85,847		AT&T, Inc.	2,394,272
5,900		BCE, Inc.	139,535
12,200		BellSouth Corp.	441,640
10,100		NTT DoCoMo, Inc., ADR	148,066
29,000		Telefonos de Mexico, Class L, ADR	604,070
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--continued
9,500		Verizon Communications	$318,155
25,100		Vodafone Group PLC, ADR	534,630
		TOTAL	4,580,368
		Utilities--4.2%
13,100		CenterPoint Energy, Inc.	163,750
3,900		DTE Energy Co.	158,886
6,500		Energy East Corp.	155,545
4,200		Equitable Resources, Inc.	140,700
5,000		Exelon Corp.	284,150
19,500		Northeast Utilities Co.	403,065
9,400		Pinnacle West Capital Corp.	375,154
3,500	[1]	Progress Energy, Inc.	150,045
4,000		SCANA Corp.	154,320
9,900		Southern Co.	317,295
5,900		Vectren Corp.	160,775
		TOTAL	2,463,685
		TOTAL COMMON STOCKS (IDENTIFIED COST $47,875,302)	55,568,745
		PREFERRED STOCKS--4.2%
		Financials--3.0%
5,717		Credit Suisse First Boston USA, Inc., Conv. Pfd.	451,100
20,700		Credit Suisse First Boston USA, Inc., PERCS, JNY	660,848
23,900		Credit Suisse First Boston USA, Inc., PERCS, TYC	658,087
		TOTAL	1,770,035
		Information Technology--1.2%
28,200	[2,3]	Morgan Stanley & Co., Inc., PERCS	679,197
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,382,417)	2,449,232
		REPURCHASE AGREEMENTS--8.1%
$236,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,897,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	236,000
4,537,000		Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,060,001,373 (purchased with proceeds from securities lending collateral).	4,537,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,773,000
		TOTAL INVESTMENTS--106.9% (IDENTIFIED COST $55,030,719) [4]	62,790,977
		OTHER ASSETS AND LIABILITIES - NET--(6.9)%	(4,044,944)
		TOTAL NET ASSETS--100%	$58,746,033

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, this restricted security amounted to $679,197, which represented 1.2% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, this liquid restricted security amounted to $679,197, which represented 1.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $3,876,438 of securities loaned (identified cost $55,030,719)		$62,790,977
Cash		942
Income receivable		117,389
Receivable for investments sold		498,565
Receivable for shares sold		1,439
TOTAL ASSETS		63,409,312
Liabilities:
Payable for shares redeemed	$90,006
Payable for collateral due to broker	4,537,000
Options written, at value (premium of $17,125)	12,190
Accrued expenses	24,083
TOTAL LIABILITIES		4,663,279
Net assets for 4,151,742 shares outstanding		$58,746,033
Net Assets Consist of:
Paid-in capital		$63,129,814
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		7,765,196
Accumulated net realized loss on investments, options and foreign currency transactions		(12,868,249)
Undistributed net investment income		719,272
TOTAL NET ASSETS		$58,746,033
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,746,033 ÷ 4,151,742 shares outstanding, no par value, unlimited shares authorized		$14.15

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $28,879)			$987,297
Interest (including income on securities loaned of $5,356)			82,030
TOTAL INCOME			1,069,327
Expenses:
Investment adviser fee (Note 5)		$229,161
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,583
Transfer and dividend disbursing agent fees and expenses		8,660
Directors'/Trustees' fees		722
Auditing fees		11,761
Legal fees		2,326
Portfolio accounting fees		22,752
Printing and postage		13,649
Insurance premiums		3,408
Miscellaneous		1,012
TOTAL EXPENSES		370,418
Waivers (Note 5):
Waiver of investment adviser fee	$(8,562)
Waiver of administrative personnel and services fee	(12,091)
TOTAL WAIVERS		(20,653)
Net expenses			349,765
Net investment income			719,562
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			2,869,457
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			402,067
Net realized and unrealized gain on investments, options and foreign currency transactions			3,271,524
Change in net assets resulting from operations			$3,991,086

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$719,562	$1,383,953
Net realized gain on investments, options and foreign currency transactions	2,869,457	3,465,541
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	402,067	(2,891,322)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,991,086	1,958,172
Distributions to Shareholders:
Distributions from net investment income	(1,377,651)	(1,490,114)
Share Transactions:
Proceeds from sale of shares	892,494	2,324,579
Net asset value of shares issued to shareholders in payment of distributions declared	1,377,651	1,490,114
Cost of shares redeemed	(8,514,703)	(14,812,780)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,244,558)	(10,998,087)
Change in net assets	(3,631,123)	(10,530,029)
Net Assets:
Beginning of period	62,377,156	72,907,185
End of period (including undistributed net investment income of $719,272 and $1,377,361, respectively)	$58,746,033	$62,377,156

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide above-average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred holding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2006, the Fund had a realized gain of $4,100 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period end	--	--
Contracts opened	725	72,810
Contracts bought back	(466)	(43,577)
Contracts expired	(131)	(12,108)
Outstanding at 6/30/2006	128	$17,125

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,876,438	$4,537,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	63,956	176,298
Shares issued to shareholders in payment of distributions declared	98,756	114,889
Shares redeemed	(607,221)	(1,126,257)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(444,509)	(835,070)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $55,030,719. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and written options contracts was $7,760,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,461,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $701,118.

At December 31, 2005, the Fund had a capital loss carryforward of $15,612,154 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$8,827,150
2010	$6,785,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $8,562 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.204% of average aggregate daily net asset of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2006, the Fund did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$19,489,266
Sales	$22,681,597

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED EQUITY INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$11.36		$11.60	$11.77	$11.98		$11.43	$11.11
Income From Investment Operations:
Net investment income	0.24		0.46	0.45 [1]	0.43	[1]	0.53 [1]	0.60 [1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.31)		(0.24)	(0.03)	(0.15)		0.46	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		0.22	0.42	0.28		0.99	0.76
Less Distributions:
Distributions from net investment income	(0.47)		(0.46)	(0.53)	(0.43)		(0.44)	(0.44)
Distributions from net realized gain on investments	--		--	(0.06)	(0.06)		--	--
TOTAL DISTRIBUTIONS	(0.47)		(0.46)	(0.59)	(0.49)		(0.44)	(0.44)
Net Asset Value, End of Period	$10.82		$11.36	$11.60	$11.77		$11.98	$11.43
Total Return [2]	(0.64)%		2.03%	3.61%	2.37%		9.05%	7.03%

Ratios to Average Net Assets:
Net expenses	0.72	% [3]	0.72%	0.72%	0.72%		0.72%	0.74%
Net investment income	4.45	% [3]	4.16%	3.91%	3.68%		4.58%	5.39%
Expense waiver/reimbursement [4]	0.02	% [3]	0.01%	0.01%	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$386,599		$391,331	$377,368	$405,418		$489,235	$300,404
Portfolio turnover	79%		92%	60%	70%		82%	76%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$ 993.60	$3.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.22	$3.61

1 Expenses are equal to the Fund's annualized net expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of the expenses.

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	69.7%
U.S. Government Agency Securities	15.8%
U.S. Treasury Securities	11.2%
Non-Agency Mortgage-Backed Securities	4.1%
Repurchase Agreements--Cash	4.4%
Repurchase Agreements--Collateral [2]	9.7%
Other Assets and Liabilities--Net [3]	(14.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--11.2%
$1,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$1,082,706
1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	1,877,467
4,800,000		United States Treasury Bonds, 6.250%, 8/15/2023	5,291,481
3,000,000	[1]	United States Treasury Bonds, 7.250%, 5/15/2016	3,472,852
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	463,558
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	3,871,747
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,406,197
3,100,000	[1]	United States Treasury Notes, 3.875%, 5/15/2010	2,966,519
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,338,685
6,000,000	[1]	United States Treasury Notes, 4.375%, 1/31/2008	5,925,164
10,000,000	[1]	United States Treasury Notes, 4.500%, 11/15/2015 - 2/15/2016	9,515,333
5,076,000		United States Treasury Notes, 5.625%, 5/15/2008	5,116,125
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $44,079,176)	43,327,834
		GOVERNMENT AGENCIES--15.8%
4,000,000		Federal Farm Credit System, 4.180%, 9/22/2010	3,795,572
11,000,000		Federal Farm Credit System, 5.250%, 12/4/2007	10,954,816
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	3,968,394
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,355,036
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,255,434
3,100,000		Federal Home Loan Bank System, 3.750%, 8/18/2009	2,959,171
3,000,000		Federal Home Loan Bank System, 4.250%, 9/12/2008	2,921,570
6,000,000		Federal Home Loan Bank System, 4.875%, 8/22/2007	5,953,752
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	758,460
1,000,000		Federal Home Loan Bank System, 6.750%, 8/15/2007	1,012,546
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,308,358
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,383,243
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	82,288
1,500,000		Federal National Mortgage Association, 6.000%, 5/15/2008	1,514,147
4,000,000		Tennessee Valley Authority, 5.375%, 11/13/2008	3,985,002
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,001,632
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,004,163
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $62,368,612)	61,213,584
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--63.0%
		Federal Home Loan Mortgage Corp.--36.3%
$13,847,461		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020	$13,090,282
44,739,655		Federal Home Loan Mortgage Corp., 5.000%, 8/1/2018 - 6/1/2036	42,114,227
53,127,028		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 6/1/2036	51,115,299
24,419,507	[2]	Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2036	24,064,529
6,988,444	[2]	Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 8/1/2036	7,034,888
2,579,977		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	2,642,058
277,021		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	287,604
36,318		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	38,368
20,098		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	21,505
		TOTAL	140,408,760
		Federal National Mortgage Association--21.8%
4,375,303		Federal National Mortgage Association, 4.500%, 4/1/2019 - 1/1/2021	4,143,667
8,112,092		Federal National Mortgage Association, 5.000%, 7/1/2034 - 3/1/2035	7,620,820
26,022,172		Federal National Mortgage Association, 5.500%, 6/1/2020 - 12/1/2035	25,050,961
26,939,964	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 7/1/2036	26,571,401
18,674,891	[2]	Federal National Mortgage Association, 6.500%, 6/1/2029 - 8/1/2036	18,759,772
1,731,852		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	1,772,327
166,931		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	172,875
35,479		Federal National Mortgage Association, 8.000%, 7/1/2030	37,690
		TOTAL	84,129,513
		Government National Mortgage Association--4.9%
4,541,463		Government National Mortgage Association, 5.000%, 7/15/2034	4,306,167
6,182,553		Government National Mortgage Association, 5.500%, 5/20/2035 - 4/20/2036	5,968,253
5,516,369	[2]	Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2036	5,470,200
2,939,898		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	2,984,406
140,722		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	146,789
182,840		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	194,775
62,784		Government National Mortgage Association, 9.500%, 11/15/2016	68,512
		TOTAL	19,139,102
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $247,213,237)	243,677,375
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.3%
3,922,147		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	3,742,419
4,015,256		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	4,156,365
6,000,000		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.419%, 7/15/2036	5,935,860
6,000,000		Federal National Mortgage Association REMIC 2006-58 FP, 5.391%, 6/25/2036	5,961,480
502,205		Federal National Mortgage Association REMIC 361 1, 0.000%, 10/1/2035	368,058
2,319,097		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,211,980
2,765,183		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	2,665,724
4,222,628		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.573%, 11/25/2034	4,125,145
2,952,519		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.452%, 8/7/2011	2,955,100
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,663,814)	32,122,131
		ADJUSTABLE RATE MORTGAGES--2.5%
9,557,812		Federal National Mortgage Association ARM, 5.354%, 2/1/2036 (IDENTIFIED COST $9,582,080)	9,510,341
Principal Amount			Value
		REPURCHASE AGREEMENTS--14.1%
$16,926,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	$16,926,000
22,690,000		Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,060,001,373 (purchased with proceeds from securities lending collateral).	22,690,000
4,200,000	[3]	Interest in $50,000,000 joint repurchase agreement 5.19%, dated 6/21/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $50,209,042 on 7/20/2006. The market value of the underlying securities at the end of the period was $51,241,022 (segregated pending settlement of dollar-roll transactions).	4,200,000
10,529,000	[3]	Interest in $149,125,000 joint repurchase agreement 5.13%, dated 6/13/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $149,762,509 on 7/13/2006. The market value of the underlying securities at the end of the period was $153,972,554 (segregated pending settlement of dollar-roll transactions).	10,529,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	54,345,000
		TOTAL INVESTMENTS--114.9% (IDENTIFIED COST $450,251,919) [4]	444,196,265
		OTHER ASSETS AND LIABILITIES - NET--(14.9)%	(57,597,536)
		TOTAL NET ASSETS--100%	$386,598,729

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $450,583,407.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities		$389,851,265
Investments in repurchase agreements		54,345,000
Total investments in securities, at value, including $21,784,174 of securities loaned (identified cost $450,251,919)		444,196,265
Cash		168
Income receivable		2,581,682
Receivable for investments sold		21,857,812
Receivable for shares sold		187,302
TOTAL ASSETS		468,823,229
Liabilities:
Payable for investments purchased	$29,779,702
Payable for shares redeemed	156,497
Payable for collateral due to broker	22,690,000
Payable for dollar roll transactions	29,591,811
Accrued expenses	6,490
TOTAL LIABILITIES		82,224,500
Net assets for 35,734,171 shares outstanding		$386,598,729
Net Assets Consist of:
Paid-in capital		$391,324,608
Net unrealized depreciation of investments		(6,055,654)
Accumulated net realized loss on investments and futures contracts		(6,941,998)
Undistributed net investment income		8,271,773
TOTAL NET ASSETS		$386,598,729
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$386,598,729 ÷ 35,734,171 shares outstanding, no par value, unlimited shares authorized		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Interest (including income on securities loaned of $41,756)			$10,028,876
Expenses:
Investment adviser fee (Note 5)		$1,163,111
Administrative personnel and services fee (Note 5)		154,211
Custodian fees		17,125
Transfer and dividend disbursing agent fees and expenses		9,018
Directors'/Trustees' fees		1,782
Auditing fees		12,550
Legal fees		2,399
Portfolio accounting fees		48,987
Printing and postage		23,678
Insurance premiums		3,981
Miscellaneous		1,256
TOTAL EXPENSES		1,438,098
Waivers (Note 5):
Waiver of investment adviser fee	$(26,443)
Waiver of administrative personnel and services fee	(6,496)
TOTAL WAIVERS		(32,939)
Net expenses			1,405,159
Net investment income			8,623,717
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,835,886)
Net realized gain on futures contracts			1,043
Net change in unrealized appreciation of investments			(6,221,108)
Net realized and unrealized loss on investments and futures contracts			(11,055,951)
Change in net assets resulting from operations			$(2,432,234)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,623,717	$15,909,349
Net realized loss on investments and futures contracts	(4,834,843)	(788,108)
Net change in unrealized appreciation/depreciation of investments	(6,221,108)	(7,553,082)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,432,234)	7,568,159
Distributions to Shareholders:
Distributions from net investment income	(16,260,034)	(15,049,579)
Share Transactions:
Proceeds from sale of shares	43,224,567	84,799,534
Net asset value of shares issued to shareholders in payment of distributions declared	16,260,035	15,049,579
Cost of shares redeemed	(45,524,185)	(78,405,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,960,417	21,443,833
Change in net assets	(4,731,851)	13,962,413
Net Assets:
Beginning of period	391,330,580	377,368,167
End of period (including undistributed net investment income of $8,271,773 and $15,908,090, respectively)	$386,598,729	$391,330,580

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase bond interest rate futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2006, the Fund had net realized gains of $1,043 on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$21,784,174	$22,690,000

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2006, was as follows:

Maximum amount outstanding during the period	$29,905,034
Average amount outstanding during the period [1]	$22,436,129
Average shares outstanding during the period	35,347,817
Average debt per share outstanding during the period	$ 0.63

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2006.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	3,898,840	7,488,668
Shares issued to shareholders in payment of distributions declared	1,494,488	1,358,265
Shares redeemed	(4,118,939)	(6,918,482)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,274,389	1,928,451

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $450,583,407. The net unrealized depreciation of investments for federal tax purposes was $6,387,142. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $677,195 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,064,337.

At December 31, 2005, the Fund had a capital loss carryforward of $2,398,809 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 1,312,279
2013	$1,086,530

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $26,443 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended June 30, 2006, were as follows:

Purchases	$12,228,519
Sales	$7,512,890

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$7.74		$8.20		$7.99		$7.08		$7.72	$8.46
Income From Investment Operations:
Net investment income	0.29	[1]	0.57	[1]	0.58	[1]	0.59	[1]	0.67 [1]	0.83 [1]
Net realized and unrealized gain (loss) on investments	(0.07)		(0.37)		0.21		0.89		(0.55)	(0.69)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.20		0.79		1.48		0.12	0.14
Less Distributions:
Distributions from net investment income	(0.67)		(0.66)		(0.58)		(0.57)		(0.76)	(0.88)
Net Asset Value, End of Period	$7.29		$7.74		$8.20		$7.99		$7.08	$7.72
Total Return [2]	2.90%		2.66%		10.46%		22.22%		1.39%	1.38%

Ratios to Average Net Assets:
Net expenses	0.76	% [3]	0.75%		0.74%		0.75%		0.77%	0.76%
Net investment income	7.67	% [3]	7.40%		7.44%		7.95%		9.30%	10.33%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$222,362		$248,538		$311,095		$324,216		$231,305	$229,885
Portfolio turnover	19%		33%		55%		53%		40%	37%

1 Amount based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$7.70		$8.17		$7.97		$7.08		$7.72	$8.46
Income From Investment Operations:
Net investment income	0.28	[1]	0.55	[1]	0.56	[1]	0.57	[1]	0.63 [1]	0.79 [1]
Net realized and unrealized gain (loss) on investments	(0.06)		(0.38)		0.20		0.88		(0.51)	(0.65)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.17		0.76		1.45		0.12	0.14
Less Distributions:
Distributions from net investment income	(0.65)		(0.64)		(0.56)		(0.56)		(0.76)	(0.88)
Net Asset Value, End of Period	$7.27		$7.70		$8.17		$7.97		$7.08	$7.72
Total Return [2]	2.92%		2.27%		10.16%		21.79%		1.36%	1.38%

Ratios to Average Net Assets:
Net expenses	1.01	% [3]	1.00%		0.99%		1.00%		1.00%	0.86%
Net investment income	7.42	% [3]	7.14%		7.19%		7.66%		9.03%	10.27%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.03%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,004		$89,627		$111,572		$97,600		$51,062	$8,424
Portfolio turnover	19%		33%		55%		53%		40%	37%

1 Amount based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,029.00	$3.82
Service Shares	$1,000	$1,029.20	$5.08
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.03	$3.81
Service Shares	$1,000	$1,019.79	$5.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.76%
Service Shares	1.01%

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-cable	11.0%
Health Care	6.9%
Industrial - Other	6.3%
Gaming	6.2%
Automotive	6.0%
Chemicals	5.9%
Consumer Products	5.9%
Utility - Natural Gas	5.9%
Food & Beverage	4.5%
Technology	3.9%
Utility - Electric	3.7%
Other [2]	31.1%
Cash Equivalents [3]	1.4%
Other Assets and Liabilities--Net [4]	1.3%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.4%
		Aerospace/Defense--1.6%
$1,125,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$1,085,625
325,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	227
1,025,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	996,812
375,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	371,250
2,550,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,435,250
		TOTAL	4,889,164
		Automotive--6.0%
825,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	851,812
1,325,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,051,719
2,325,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,691,437
3,700,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	3,285,648
2,300,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,196,909
2,800,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,698,321
750,000		General Motors Corp., Note, 7.125%, 7/15/2013	620,625
1,075,000		General Motors Corp., Note, 8.375%, 7/15/2033	870,750
925,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	869,500
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	315,625
775,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	747,875
300,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	320,250
875,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	960,312
750,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	751,875
1,025,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,014,750
		TOTAL	18,247,408
		Building Materials--2.4%
525,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	518,437
875,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	899,062
341,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.32938%, 6/15/2012	342,705
975,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	936,000
700,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	715,750
1,700,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,385,500
850,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	619,437
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	486,250
225,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	223,875
1,000,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	1,015,000
		TOTAL	7,142,016
		Chemicals--5.7%
825,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	801,281
1,200,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	1,098,000
875,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	835,625
2,086,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	1,642,725
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$859,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	$936,310
625,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	660,937
1,650,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,678,875
850,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	867,000
1,275,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,329,187
604,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	650,810
633,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	653,572
525,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	535,500
664,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	501,320
1,250,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,265,625
1,525,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	1,473,531
725,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	685,125
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	663,812
325,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	340,322
750,000	[1,2]	VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012	795,000
		TOTAL	17,414,557
		Construction Machinery--0.6%
925,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	978,187
975,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
650,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	695,500
		TOTAL	1,673,687
		Consumer Products--5.9%
1,275,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,000,875
1,000,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,025,000
450,000	[1,2]	American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012	452,250
350,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	346,500
725,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	732,250
1,150,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	943,000
775,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	720,750
200,000	[1,3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
250,000	[1,3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
2,325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,836,750
1,200,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,170,000
675,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	642,094
650,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	671,937
1,425,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,490,906
275,000		Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013	236,500
625,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	628,125
1,699,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	1,388,932
300,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	291,750
600,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	636,000
1,550,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,418,250
1,375,000	[1,2]	Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,333,750
830,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	913,000
		TOTAL	17,878,619
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--1.7%
$750,000	[1,2]	Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016	$701,250
1,175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,092,750
275,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	257,812
425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	430,312
1,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,089,681
650,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	602,875
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	349,125
650,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	645,125
		TOTAL	5,168,930
		Entertainment--2.2%
775,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	775,000
750,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	791,250
2,075,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,618,500
775,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012	771,125
1,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	1,175,000
1,300,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,421,875
		TOTAL	6,552,750
		Environmental--0.7%
1,400,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	1,491,000
488,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	551,440
		TOTAL	2,042,440
		Food & Beverage--4.4%
2,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,822,125
413,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	422,809
1,025,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,030,125
950,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	971,375
825,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	827,062
1,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,538,625
525,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	426,562
1,100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,083,500
1,300,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,283,750
1,150,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,175,875
425,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	426,062
1,425,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,154,250
1,125,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	1,108,125
		TOTAL	13,270,245
		Gaming--6.2%
1,000,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	957,500
1,025,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,078,812
1,100,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	1,149,500
675,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	644,625
650,000	[1,2]	Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	656,500
950,000		Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	996,312
375,000		MGM Mirage, Sr. Note, 6.625%, 7/15/2015	351,562
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	643,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$1,550,000		MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007	$1,600,375
1,050,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,114,312
375,000	[1,2]	MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012	378,281
500,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	476,736
225,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	236,812
1,175,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	1,223,469
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	1,163,250
2,025,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,111,062
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	796,875
825,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	827,062
275,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	258,844
850,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	794,750
675,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	695,250
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	781,687
		TOTAL	18,937,326
		Health Care--6.9%
525,000		AMR Holding Co. /Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	552,562
825,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	847,687
1,750,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,844,062
525,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	484,312
3,050,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	2,074,000
925,000	[1,2]	CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	945,812
675,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	702,000
1,375,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,332,031
1,375,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,280,880
2,175,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	2,087,843
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,079,806
1,250,000		HCA, Inc., Sr. Note, 7.875%, 2/1/2011	1,283,165
925,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	945,813
750,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	716,250
625,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	614,844
1,050,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	1,025,063
950,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	952,375
600,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	578,250
1,225,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,194,375
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	376,875
		TOTAL	20,918,005
		Industrial - Other--6.2%
1,700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,649,000
575,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	526,125
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	806,250
1,475,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	1,670,438
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	772,125
950,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	959,500
675,000	[1,2]	Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	676,688
1,775,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,633,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$850,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	$918,000
1,300,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	1,410,500
1,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	1,198,875
1,100,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,072,500
1,150,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,273,441
1,081,886		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	1,130,571
1,200,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,176,000
1,150,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	1,173,000
800,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	776,000
		TOTAL	18,822,013
		Lodging--1.1%
650,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	612,625
475,000	[1,2]	Host Marriott LP, Note, 6.75%, 6/1/2016	455,406
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,301,625
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	273,698
800,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	840,398
		TOTAL	3,483,752
		Media - Cable--2.9%
456,000		CCH I Holdings LLC, Sr. Disc. Note, Series 144A, 9.92%, 4/1/2014	275,880
643,000		CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015	565,840
500,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	503,125
575,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	583,625
925,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	945,813
2,075,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,090,563
2,350,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,491,000
825,000	[1,2]	Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015	792,000
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	412,875
		TOTAL	8,660,721
		Media - Non-Cable--11.0%
1,150,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	1,216,125
775,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	815,688
1,126,766		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,104,231
525,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	525,000
925,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	929,625
1,600,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,600,000
450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	417,375
1,251,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,316,678
2,022,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,201,442
1,800,000		Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008	1,764,000
975,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	809,250
3,025,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	3,115,750
1,400,000	[1,2]	Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	973,000
800,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	806,000
475,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	441,750
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	712,313
925,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	686,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$725,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	$677,875
812,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	828,240
1,675,000		PanAmSat Holding Corp., Discount Bond, 11/1/2014	1,246,518
650,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	627,250
575,000	[1,2]	Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016	566,375
1,225,000		R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,350,563
950,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	878,750
525,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	485,625
1,000,000	[1,2]	R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016	1,013,750
1,000,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,112,500
800,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	776,000
325,000		Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013	306,313
925,000	[1,2]	Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013	929,625
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,777,500
1,450,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	1,334,000
160,819		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	84,631
		TOTAL	33,430,555
		Metals & Mining--0.7%
1,075,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,166,375
925,000	[1]	Novelis, Inc., Sr. Note, 8.00%, 2/15/2015	892,625
625,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
		TOTAL	2,059,000
		Packaging--2.5%
675,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	631,125
1,300,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,413,750
1,275,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	1,230,375
675,000	[1,2]	Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	668,250
400,000		Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	394,000
925,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	978,188
325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	327,438
1,000,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	932,500
550,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	555,500
450,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	452,250
141,585	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	39,389
		TOTAL	7,622,765
		Paper--2.5%
950,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	871,625
1,550,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,542,250
400,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	360,000
724,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	682,370
1,150,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,190,250
1,075,000		Mercer International, Inc., 9.25%, 2/15/2013	962,125
1,175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,222,000
350,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	361,375
700,000		Tembec Industries, Inc., 8.50%, 2/1/2011	371,000
		TOTAL	7,562,995
Principal Amount			Value
		CORPORATE BONDS--continued
		Restaurants--0.7%
$550,000	[1,2]	Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	$530,750
625,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	717,188
1,050,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	968,625
		TOTAL	2,216,563
		Retailers--1.7%
300,000	[1,2]	AutoNation, Inc., Floating Rate Note -- Sr. Note, 7.05%, 4/15/2013	300,000
275,000	[1,2]	AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014	272,250
1,375,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,375,000
972,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	962,280
575,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	559,188
1,509,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	1,731,668
		TOTAL	5,200,386
		Services--1.1%
195,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	209,625
1,000,000	[1,2]	Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,000,000
550,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	582,313
1,150,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	1,138,500
475,000	[1,2]	iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014	475,000
		TOTAL	3,405,438
		Technology--3.9%
275,000	[1,2]	Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	267,438
600,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	501,000
825,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	837,375
600,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	501,000
350,000	[1,2]	SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	352,625
975,000	[1,2]	SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,014,000
1,075,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,107,250
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.49%, 4/1/2012	608,119
1,425,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	1,485,563
1,150,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	1,194,563
650,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	692,250
1,500,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	1,620,000
1,300,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	1,394,250
325,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	308,344
		TOTAL	11,883,777
		Textile--0.4%
350,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	359,625
775,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	790,500
		TOTAL	1,150,125
		Tobacco--0.5%
1,475,000	[1,2]	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,423,375
		Transportation--1.4%
700,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049	0
700,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	721,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation--continued
$1,475,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	$1,570,875
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	185,000
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	780,000
925,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	987,438
800,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011	0
		TOTAL	4,244,313
		Utility - Electric--3.7%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	238,750
825,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	839,438
1,450,000	[1,2]	Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,431,875
1,125,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	1,141,875
423,855	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	411,322
500,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	488,750
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	977,500
100,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	99,966
1,202,000		Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013	1,306,990
500,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	476,677
725,000	[1,2]	Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	710,517
275,000		Northwestern Corp., Note, 5.875%, 11/1/2014	270,797
1,700,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	1,844,500
675,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	641,129
300,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	293,250
		TOTAL	11,173,336
		Utility - Natural Gas--5.9%
250,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	265,313
1,175,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,107,438
375,000	[1,2]	Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015	375,469
350,000		El Paso Corp., 6.75%, 5/15/2009	347,375
1,675,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,635,219
1,450,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	1,468,125
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,288,000
1,225,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,145,375
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	195,000
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	964,250
700,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	700,000
650,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	648,610
225,000	[1,2]	Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	217,125
2,325,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,498,124
375,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	377,111
325,000	[1,2]	Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016	312,813
1,125,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,245,938
2,250,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,295,000
775,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	790,500
		TOTAL	17,876,785
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireless Communications--2.6%
$500,000		Centennial Cellular Corp., Floating Rate Note -- Sr. Note, 10.74%, 1/1/2013	$512,500
800,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	796,000
825,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	876,563
1,250,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,276,354
1,400,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,340,500
825,000		Rogers Wireless, Inc., Floating Rate Note -- Sr. Secured Note, 8.45438%, 12/15/2010	852,844
225,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	227,813
225,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	228,375
900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	924,750
900,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	999,304
		TOTAL	8,035,003
		Wireline Communications--3.3%
1,825,000		AT&T Corp., Sr. Note, 8.00%, 11/15/2031	2,104,227
700,000		Citizens Communications Co., 9.00%, 8/15/2031	712,250
325,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	308,750
725,000	[1,2]	Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016	748,563
4,500,000		Qwest Corp., Note, 8.875%, 3/15/2012	4,770,000
825,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	855,938
375,000	[1,2]	Windstream Corp., Sr. Note, 8.625%, 8/1/2016	385,313
		TOTAL	9,885,041
		TOTAL CORPORATE BONDS (IDENTIFIED COST $297,624,139)	292,271,090
		PREFERRED STOCKS--0.4%
		Media - Non-Cable--0.0%
42		Ziff Davis Media, Inc., PIK Pfd., Series E-1	6,405
		Retailers--0.4%
1,100		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,322,750
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,106,600)	1,329,155
		COMMON STOCKS & WARRANTS--0.5%
		Chemicals--0.2%
332	[3]	General Chemical Industrial Products, Inc.	318,069
142	[3]	General Chemical Industrial Products, Inc., Warrants	82,647
192	[3]	General Chemical Industrial Products, Inc., Warrants	146,421
		TOTAL	547,137
		Consumer Products--0.0%
580	[1,3]	Sleepmaster LLC	1,450
		Food & Beverage--0.1%
26,415		B&G Foods, Inc.	428,187
		Industrial - Other--0.1%
156,932	[1,3]	ACP Holdings Corp., Warrants	270,708
Shares or Principal Amount			Value
		COMMON STOCKS & WARRANTS--continued
		Media - Cable--0.1%
7,305	[3]	NTL, Inc.	$181,895
		Media - Non-Cable--0.0%
425	[1,3]	Advanstar, Inc., Warrants	4
850	[3]	XM Satellite Radio, Inc., Warrants	7,013
7,700	[3]	Ziff Davis Media, Inc., Warrants	77
		TOTAL	7,094
		Metals & Mining--0.0%
625	[1,3]	Republic Technologies International, Inc., Warrants	0
23,013	[3]	Royal Oak Mines, Inc.	662
		TOTAL	662
		Other--0.0%
71	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
650	[1,3]	Pliant Corp., Warrants	0
15,500	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.0%
450	[1,3]	MDP Acquisitions PLC, Warrants	9,225
		Wireline Communications--0.0%
7,366	[3]	Viatel Holding (Bermuda) Ltd.	516
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,324,046)	1,446,874
		REPURCHASE AGREEMENT--1.4%
$4,373,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000 (AT COST).	4,373,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $307,427,785) [4]	299,420,119
		OTHER ASSETS AND LIABILITIES - NET--1.3%	3,945,769
		TOTAL NET ASSETS--100%	$303,365,888

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $57,567,554, which represented 19.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $56,354,153, which represented 18.6% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $308,149,356.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $307,427,785)		$299,420,119
Cash		171
Income receivable		6,024,662
Receivable for investments sold		2,378,258
Received for shares sold		373,951
Prepaid expenses		1,227
TOTAL ASSETS		308,198,388
Liabilities:
Payable for investments purchased	$4,315,801
Payable for shares redeemed	499,436
Payable for distribution services fee (Note 5)	17,263
TOTAL LIABILITIES		4,832,500
Net assets for 41,648,873 shares outstanding		$303,365,888
Net Assets Consist of:
Paid-in capital		$370,749,187
Net unrealized depreciation of investments		(8,007,666)
Accumulated net realized loss on investments		(71,365,977)
Undistributed net investment income		11,990,344
TOTAL NET ASSETS		$303,365,888
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$222,362,119 ÷ 30,502,086 shares outstanding, no par value, unlimited shares authorized		$7.29
Service Shares:
$81,003,769 ÷ 11,146,787 shares outstanding, no par value, unlimited shares authorized		$7.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Interest		$13,798,224
Dividends (net of foreign taxes withheld of $158)		22,447
TOTAL INCOME		13,820,671
Expenses:
Investment adviser fee (Note 5)	$983,568
Administrative personnel and services fee	130,406
Custodian fees	9,537
Transfer and dividend disbursing agent fees and expenses	18,252
Directors'/Trustees' fees	1,758
Auditing fees	12,550
Legal fees	2,190
Portfolio accounting fees	58,494
Distribution services fee--Service Shares (Note 5)	112,628
Printing and postage	23,887
Insurance premiums	3,835
Miscellaneous	2,213
TOTAL EXPENSES	1,359,318
Waiver of administrative personnel and services fee (Note 5)	(5,493)
Net expenses		1,353,825
Net investment income		12,466,846
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		854,086
Net change in unrealized depreciation of investments		(3,528,917)
Net realized and unrealized loss on investments		(2,674,831)
Change in net assets resulting from operations		$9,792,015

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,466,846	$26,610,714
Net realized gain on investments	854,086	1,421,739
Net change in unrealized appreciation/depreciation of investments	(3,528,917)	(19,678,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,792,015	8,353,942
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(20,633,852)	(23,215,135)
Service Shares	(7,497,366)	(7,623,657)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,131,218)	(30,838,792)
Share Transactions:
Proceeds from sale of shares	33,189,374	117,019,380
Net asset value of shares issued to shareholders in payment of distributions declared	26,950,745	29,554,191
Cost of shares redeemed	(76,600,588)	(208,590,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,460,469)	(62,017,156)
Change in net assets	(34,799,672)	(84,502,006)
Net Assets:
Beginning of period	338,165,560	422,667,566
End of period (including undistributed net investment income of $11,990,344 and $27,654,716, respectively)	$303,365,888	$338,165,560

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
Advanstar, Inc., Warrants	2/14/2001	$34,923
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Pliant Corp., Warrants	5/25/2000	$23,653
Russell Stanley Holdings, Inc., Sr. Note, 9.00%, 11/30/2008	2/5/1999 - 12/28/2001	$ 1,250

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,066,210	$15,569,599	8,663,044	$66,966,047
Shares issued to shareholders in payment of distributions declared	2,679,529	19,453,379	2,908,559	21,930,534
Shares redeemed	(6,373,558)	(47,783,428)	(17,363,985)	(134,689,411)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,627,819)	$(12,760,450)	(5,792,382)	$(45,792,830)

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,353,732	$17,619,775	6,512,066	$50,053,333
Shares issued to shareholders in payment of distributions declared	1,035,548	7,497,366	1,012,438	7,623,657
Shares redeemed	(3,877,295)	(28,817,160)	(9,541,355)	(73,901,316)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(488,015)	$(3,700,019)	(2,016,851)	$(16,224,326)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,115,834)	$(16,460,469)	(7,809,233)	$(62,017,156)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $308,149,356. The net unrealized depreciation of investments for federal tax purposes was $8,729,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,930,445 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,659,682.

At December 31, 2005, the Fund had a capital loss carryforward of $68,738,053 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,658,809
2009	$ 27,754,606
2010	$32,328,794
2011	$ 5,944,935
2013	$ 50,909

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2006, FSC retained $53 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$59,014,889
Sales	$82,222,953

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH INCOME BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated 's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005	2004		2003		2002		2001
Net Asset Value, Beginning of Period	$14.42		$13.22	$11.59		$8.79		$11.38		$18.49
Income from Investment Operations:
Net investment income	0.06		0.07	0.00	[1]	0.01	[2]	0.02		0.03 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17		1.13	1.63		2.79		(2.61)		(5.15)
TOTAL FROM INVESTMENT OPERATIONS	1.23		1.20	1.63		2.80		(2.59)		(5.12)
Less Distributions:
Distributions from net investment income	(0.03)		--	--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--	--		--		--		(1.99)
TOTAL DISTRIBUTIONS	(0.03)		--	--		--		--		(1.99)
Net Asset Value, End of Period	$15.62		$14.42	$13.22		$11.59		$8.79		$11.38
Total Return [3]	8.54%		9.08%	14.06%		31.85%		(22.76)%		(29.42)%

Ratios to Average Net Assets:
Net expenses	1.48	% [4]	1.58%	1.57	% [5]	1.70	% [5]	1.50	% [5]	1.41%
Net investment income	0.81	% [4]	0.50%	0.03%		0.15%		0.26%		0.23%
Expense waiver/reimbursement [6]	0.04	% [4]	0.04%	0.05%		0.05%		0.10%		0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,700		$58,700	$53,093		$45,924		$37,488		$60,632
Portfolio turnover	46%		125%	87%		193%		103%		206%

1 Amount represents less than $0.01.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.57%, 1.70% and 1.50% for the years ended December 31, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,085.40	$7.65
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.46	$7.40

1 Expenses are equal to the Fund's annualized net expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	24.4%
United Kingdom	18.4%
Switzerland	11.4%
France	7.6%
Canada	7.0%
Mexico	4.2%
Germany	3.6%
United States	3.3%
Netherlands	3.1%
India	1.9%
South Korea	1.9%
Brazil	1.8%
Spain	1.7%
Finland	1.5%
Bermuda	1.4%
Taiwan	1.3%
Australia	1.0%
Sweden	0.9%
Israel	0.6%
Cash Equivalents [2]	2.1%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

At June 30, 2006, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	20.9%
Health Care	15.3%
Consumer Discretionary	12.7%
Industrials	11.4%
Materials	9.1%
Information Technology	9.0%
Energy	8.9%
Consumer Staples	8.6%
Telecommunication Services	1.1%
Cash Equivalents [2]	2.1%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Except for Other Assets and Liabilities and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.0%
		AUSTRALIA--1.0%
		Materials--1.0%
30,400		BHP Billiton Ltd.	$655,117
		BERMUDA--1.4%
		Media--1.4%
14,600	[1]	Central European Media Enterprises Ltd., Class A	922,574
		BRAZIL--1.8%
		Materials--1.8%
57,400		Companhia Vale Do Rio Doce, ADR	1,181,292
		CANADA--7.0%
		Energy--5.3%
27,000		EnCana Corp.	1,421,715
16,100		Nexen, Inc.	907,184
63,900		Talisman Energy, Inc.	1,115,087
		TOTAL	3,443,986
		Materials--1.7%
101,200	[1]	Kinross Gold Corp.	1,103,291
		TOTAL CANADA	4,547,277
		FINLAND--1.5%
		Technology Hardware & Equipment--1.5%
47,250		Nokia Oyj	964,545
		FRANCE--7.6%
		Banks--1.1%
7,440		BNP Paribas SA	712,283
		Consumer Services--1.0%
11,000		Accor SA	669,570
		Energy--1.5%
17,300		Technip SA	958,124
		Food & Staples Retailing--1.1%
12,200		Carrefour SA	715,306
		Insurance--1.1%
21,400		AXA	702,357
21,400	[1]	AXA, Rights	18,065
		TOTAL	720,422
		Media--1.8%
33,300		Vivendi SA	1,167,031
		TOTAL FRANCE	4,942,736
		GERMANY, FEDERAL REPUBLIC OF--3.6%
		Capital Goods--1.9%
13,750		Siemens AG	1,196,440
		Insurance--1.7%
6,995		Allianz AG	1,105,128
		TOTAL GERMANY, FEDERAL REPUBLIC OF	2,301,568
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		INDIA--1.9%
		Banks--0.9%
25,700		ICICI Bank Ltd., ADR	$607,805
		Software & Services--1.0%
19,300		Satyam Computer Services Ltd., ADR	639,602
		TOTAL INDIA	1,247,407
		ISRAEL--0.6%
		Software & Services--0.6%
20,400	[1]	Check Point Software Technologies Ltd.	358,632
		JAPAN--24.4%
		Automobiles & Components--0.8%
17,400		Aisin Seiki Co.	516,952
		Banks--6.5%
129		Mitsubishi UFJ Financial Group, Inc.	1,803,565
173		Mizuho Financial Group, Inc.	1,464,846
83,000		Sumitomo Trust & Banking Co. Ltd.	906,589
		TOTAL	4,175,000
		Capital Goods--3.9%
45,500		Mitsubishi Corp.	908,489
6,900		SMC Corp.	976,153
42,700		Sumitomo Electric Industries	625,351
		TOTAL	2,509,993
		Consumer Durables & Apparel--1.9%
37,000		Nikon Corp.	645,980
37,000		Sharp Corp.	584,551
		TOTAL	1,230,531
		Diversified Financials--1.0%
34,700		Nomura Holdings, Inc.	650,398
		Food & Staples Retailing--1.2%
31,200		Sundrug Co. Ltd.	766,096
		Health Care Equipment & Services--1.3%
25,300		Terumo Corp.	844,512
		Insurance--1.1%
38		Millea Holdings, Inc.	707,270
		Materials--2.5%
29,700		Japan Synth Rubber	750,026
62		Nippon Paper Group, Inc.	253,548
43,000		Tokuyama Corp.	638,763
		TOTAL	1,642,337
		Real Estate--1.8%
31,000		Mitsubishi Estate Co. Ltd.	658,249
22,000		Mitsui Fudosan Co.	477,718
		TOTAL	1,135,967
		Retailing--1.1%
14,600		Nitori Co.	710,608
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Semiconductors & Semiconductor Equipment--1.3%
3,400		Tokyo Seimitsu Co. Ltd.	$176,477
6,600		Advantest Corp.	672,457
		TOTAL	848,934
		TOTAL JAPAN	15,738,598
		KOREA, REPUBLIC OF--1.9%
		Semiconductors & Semiconductor Equipment--1.9%
1,876		Samsung Electronics Co.	1,192,335
		MEXICO--4.2%
		Food Beverage & Tobacco--1.9%
14,800		Fomento Economico Mexicano, SA de C.V., ADR	1,239,056
		Media--1.0%
32,300		Grupo Televisa S.A., GDR	623,713
		Telecommunication Services--1.1%
21,600		America Movil S.A. de C.V., Class L, ADR	718,416
		Transportation--0.2%
3,500	[1]	Grupo Aeroportuario del Pacifico SA, ADR	111,475
		TOTAL MEXICO	2,692,660
		NETHERLANDS--3.1%
		Consumer Durables & Apparel--1.4%
29,395		Philips Electronics NV	918,512
		Diversified Financials--1.7%
27,460		ING Groep N.V.	1,079,321
		TOTAL NETHERLANDS	1,997,833
		SPAIN--1.7%
		Banks--1.7%
75,600		Banco Santander Central Hispano, S.A.	1,104,271
		SWEDEN--0.9%
		Capital Goods--0.9%
35,200		Assa Abloy AB, Class B	591,823
		SWITZERLAND--11.4%
		Commercial Services & Supplies--1.0%
10,800		Adecco SA	638,698
		Diversified Financials--1.3%
15,300		Credit Suisse Group	856,014
		Food Beverage & Tobacco--1.6%
3,270		Nestle SA	1,027,099
		Pharmaceuticals Biotechnology & Life Sciences--6.6%
39,980		Novartis AG	2,164,882
12,700		Roche Holding AG	2,099,440
		TOTAL	4,264,322
		Transportation--0.9%
8,255		Kuehne & Nagel International AG	600,953
		TOTAL SWITZERLAND	7,387,086
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		TAIWAN, PROVINCE OF CHINA--1.3%
		Technology Hardware & Equipment--1.3%
58,800		Au Optronics Corp., ADR	$837,312
		UNITED KINGDOM--18.4%
		Banks--1.1%
21,070		Royal Bank of Scotland PLC, Edinburgh	692,756
		Capital Goods--1.5%
59,500		Smiths Industries	980,345
		Commercial Services & Supplies--1.2%
88,481		Capita Group PLC	755,103
		Food Beverage & Tobacco--2.7%
154,700	[1]	Britvic	572,143
71,700		Diageo PLC	1,205,885
		TOTAL	1,778,028
		Materials--2.0%
23,960		Rio Tinto PLC	1,266,733
		Media--1.0%
56,032		WPP Group PLC	678,157
		Pharmaceuticals Biotechnology & Life Sciences--7.4%
19,100		AstraZeneca PLC	1,152,837
84,800		GlaxoSmithKline PLC	2,369,433
88,300		Shire PLC	1,288,315
		TOTAL	4,810,585
		Semiconductors & Semiconductor Equipment--1.5%
457,300		ARM Holdings PLC	957,687
		TOTAL UNITED KINGDOM	11,919,394
		UNITED STATES--3.3%
		Energy--2.1%
17,200	[1]	Transocean Sedco Forex, Inc.	1,381,504
		Media--1.2%
30,950	[1]	NTL, Inc.	770,655
		TOTAL UNITED STATES	2,152,159
		TOTAL COMMON STOCKS (IDENTIFIED COST $54,410,850)	62,734,619
		REPURCHASE AGREEMENT--2.1%
$1,354,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A., will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000. (AT COST)	1,354,000
		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $55,764,850) [2]	64,088,619
		OTHER ASSETS AND LIABILITIES - NET--0.9%	611,779
		TOTAL NET ASSETS--100%	$64,700,398

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $55,764,850)		$64,088,619
Cash		2,579
Cash denominated in foreign currencies (identified cost $285,019)		289,768
Income receivable		106,755
Receivable for investments sold		741,351
Receivable for shares sold		16,727
Receivable for foreign currency exchange contracts		23,775
Prepaid expenses		2,007
TOTAL ASSETS		65,271,581
Liabilities:
Payable for investments purchased	$502,170
Payable for shares redeemed	36,861
Payable for foreign currency exchange contracts	1,286
Payable for auditing fees	14,868
Accrued expenses	15,998
TOTAL LIABILITIES		571,183
Net assets for 4,141,058 shares outstanding		$64,700,398
Net Assets Consist of:
Paid-in capital		$74,214,041
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		8,348,543
Accumulated net realized loss on investments and foreign currency transactions		(18,122,068)
Undistributed net investment income		259,882
TOTAL NET ASSETS		$64,700,398
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$64,700,398 ÷ 4,141,058 shares outstanding, no par value, unlimited shares authorized		$15.62

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $74,898)		$708,681
Interest		25,320
TOTAL INCOME		734,001
Expenses:
Investment adviser fee (Note 5)	$319,344
Administrative personnel and services fee (Note 5)	74,384
Custodian fees	25,807
Transfer and dividend disbursing agent fees and expenses	8,685
Directors'/Trustees' fees	696
Auditing fees	14,915
Legal fees	2,769
Portfolio accounting fees	24,569
Printing and postage	11,151
Insurance premiums	3,288
Interest expense	52
Miscellaneous	499
TOTAL EXPENSES	486,159
Waiver of administrative personnel and services fee (Note 5)	(12,077)
Net expenses		474,082
Net investment income		259,919
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		3,626,080
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,159,211
Net realized and unrealized gain on investments and foreign currency transactions		4,785,291
Change in net assets resulting from operations		$5,045,210

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$259,919	$268,397
Net realized gain on investments and foreign currency transactions	3,626,080	7,762,993
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,159,211	(3,122,091)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,045,210	4,909,299
Distributions to Shareholders:
Distributions from net investment income	(126,725)	--
Share Transactions:
Proceeds from sale of shares	9,266,502	15,718,974
Net asset value of shares issued to shareholders in payment of distributions declared	126,725	--
Cost of shares redeemed	(8,311,741)	(15,020,496)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,081,486	698,478
Change in net assets	5,999,971	5,607,777
Net Assets:
Beginning of period	58,700,427	53,092,650
End of period (including undistributed net investment income of $259,882 and $126,688, respectively)	$64,700,398	$58,700,427

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/6/2006	2,410,345 Euro	$3,086,109	$3,108,729	$22,620
7/3/2006	12,847,017 Japanese Yen	$ 111,105	$ 112,260	$ 1,155
Contracts Sold:
7/5/2006	19,347,998 Japanese Yen	$ 167,781	$ 169,067	$ (1,286)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$22,489

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	600,437	1,194,648
Shares issued to shareholders in payment of distributions declared	8,202	--
Shares redeemed	(538,165)	(1,141,047)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	70,474	53,601

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $55,764,850. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $8,323,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,435,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,111,385.

At December 31, 2005, the Fund had a capital loss carryforward of $21,653,534 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 9,730,263
2010	$11,923,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.195% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$29,140,796
Sales	$29,183,496

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2006, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financials	20.9%
Health Care	15.3%
Consumer Discretionary	12.7%
Industrials	11.4%
Materials	9.1%
Information Technology	9.0%
Energy	8.9%
Consumer Staples	8.6%
Telecommunication Services	1.1%

8. LINE OF CREDIT

The Fund, along with Federated World Investment Series, Inc. and Federated International Series, has entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2006, there were no outstanding loans. During the six months ended June 30, 2006, the maximum outstanding borrowing was $6,095,000. The Fund had an average outstanding daily balance of $1,249,750 with a high and low interest rate of 5.00% and 4.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $52 for the six months ended June 30, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL EQUITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,						Period Ended
	6/30/2006		2005		2004		2003		12/31/2002	[1]
Net Asset Value, Beginning of Period	$14.52		$13.07		$11.40		$ 8.16		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.07	) [2]	(0.07	) [2]	(0.10	) [2]	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50		1.54		1.74		3.34		(1.84)
TOTAL FROM INVESTMENT OPERATIONS	0.46		1.47		1.67		3.24		(1.84)
Less Distributions:
Distributions from net realized gain on investments	(0.21)		(0.02)		(0.0007)		--		--
Net Asset Value, End of Period	$14.77		$14.52		$13.07		$11.40		$ 8.16
Total Return [3]	3.08%		11.24%		14.66%		39.71%		(18.40)%

Ratios to Average Net Assets:
Net expenses	1.50	% [4]	1.50%		1.50%		1.50%		1.50	% [4]
Net investment income (loss)	(0.58	)% [4]	(0.52)%		(0.63)%		(0.98)%		(1.02	)% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.51%		1.04%		5.14%		95.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,489		$40,202		$17,940		$5,741		$651
Portfolio turnover	36%		67%		77%		38%		19%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,				Period Ended
	6/30/2006		2005		2004		12/31/2003	[1]
Net Asset Value, Beginning of Period	$14.45		$13.05		$11.40		$ 8.46
Income From Investment Operations:
Net investment income (loss)	(0.05)		(0.10	) [2]	(0.11	) [2]	(0.08	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.49		1.52		1.76		3.02
TOTAL FROM INVESTMENT OPERATIONS	0.44		1.42		1.65		2.94
Less Distributions:
Distributions from net realized gain on investments	(0.21)		(0.02)		--		--
Net Asset Value, End of Period	$14.68		$14.45		$13.05		$11.40
Total Return [3]	2.96%		10.88%		14.48%		34.75%

Ratios to Average Net Assets:
Net expenses	1.75	% [4]	1.75%		1.75%		1.75	% [4]
Net investment income (loss)	(0.83	)% [4]	(0.77)%		(0.90)%		(1.16	)% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.51%		1.04%		5.14	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,046		$53,792		$37,120		$14,575
Portfolio turnover	36%		67%		77%		38	% [6]

1 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,030.80	$7.55
Service Shares	$1,000	$1,029.60	$8.81
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.36	$7.50
Service Shares	$1,000	$1,016.12	$8.75

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.50%
Service Shares	1.75%

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	20.9%
Financials	20.3%
Information Technology	18.0%
Industrials	14.5%
Consumer Discretionary	10.4%
Consumer Staples	2.8%
Energy	2.4%
Telecommunication Services	2.2%
Materials	1.6%
Utilities	0.5%
Other Securities [2]	0.4%
Securities Lending Collateral [3]	31.7%
Cash Equivalents [4]	5.0%
Other Assets and Liabilities--Net [5]	(30.7)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other securities include corporate bonds.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--92.9%
		Consumer Discretionary--10.4%
13,450	[1]	Advance Auto Parts, Inc.	$388,705
12,800	[1,2]	Bed Bath & Beyond, Inc.	424,576
46,600		Bharat Forge Ltd.	317,819
20,100	[1,2]	Central European Media Enterprises Ltd., Class A	1,270,119
400		Cheil Communications, Inc.	79,895
8,400	[1,2]	Chipotle Mexican Grill, Inc.	511,980
10,200	[1]	Clear Channel Outdoor Holdings, Inc., Class A	213,792
32,500	[1]	Clear Media Ltd.	37,663
365	[1]	Concorde Career Colleges, Inc.	6,986
89,100		Debenhams PLC	309,756
5,100	[1,2]	Dick's Sporting Goods, Inc.	201,960
13,100	[1,2]	Educate, Inc.	100,346
1,400	[1,2]	Getty Images, Inc.	88,914
36,300		J.D. Wetherspoon PLC	288,138
11,500	[1,2]	Kohl's Corp.	679,880
10,200	[1,2]	Lamar Advertising Co.	549,372
7,400	[1]	Lodgenet Entertainment	138,010
1,100	[1,2]	Morgans Hotel Group Co.	17,116
11,100		Orient-Express Hotel Ltd.	431,124
61,400	[2]	PetSmart, Inc.	1,571,840
10,400		ServiceMaster Co.	107,432
7,600	[1,3,4]	Submarino SA	289,256
13,400	[1,2]	Syntax-Brillian Corp.	32,160
5,300	[1,2]	Texas Roadhouse, Inc.	71,656
2,800	[1]	TomTom NV	108,909
8,430		USS Co. Ltd.	556,893
5,000	[1,2]	Volcom, Inc.	159,950
300		Washington Post Co., Class B	234,003
8,500	[1,2]	Williams-Sonoma, Inc.	289,425
		TOTAL	9,477,675
		Consumer Staples--2.8%
1,900		CVS Corp.	58,330
16,400	[1]	Dean Foods Co.	609,916
47,150		Hindustan Lever Ltd.	234,163
35,300		Loews Corp.	1,335,761
5,200		Whole Foods Market, Inc.	336,128
		TOTAL	2,574,298
		Energy--2.4%
10,200	[1]	Complete Production Services, Inc.	241,128
37,200	[1,2]	Dresser-Rand Group, Inc.	873,456
3,300	[1,2]	Encore Aquisition Co.	88,539
900	[1]	Horizon Offshore, Inc.	18,864
4,600	[1,2]	McMoRan Exploration Co.	80,960
1,100		Occidental Petroleum Corp.	112,805
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
12,795		Reliance Industries Ltd.	$294,029
2,300	[2]	St. Mary Land & Exploration Co.	92,575
8,700	[1,2]	VeraSun Energy Corp.	228,288
3,300		Woodside Petroleum Ltd.	107,898
		TOTAL	2,138,542
		Financials--19.7%
29,617		3i Group	493,732
25,400	[2]	Advance America Cash Advance, Inc.	445,516
700	[1]	Alleghany Corp.	193,452
20,400		Axis Capital Holdings Ltd.	583,644
13,050		Brookfield Asset Management, Inc., Class A	530,091
127,800	[1]	CB Richard Ellis Services, Inc.	3,182,220
10,100	[2]	Calamos Asset Management, Inc.	292,799
9,000	[2]	Capital One Financial Corp.	769,050
14,700		Endurance Specialty Holdings Ltd.	470,400
10,700	[1,2]	First Marblehead Corp.	609,258
28,100		Housing Development Finance Corp. Ltd.	692,124
49,300		ICICI Bank Ltd.	523,679
8,700		ICICI Bank Ltd., ADR	205,755
22,300	[2]	IPC Holdings Ltd.	549,918
5,400	[1,2]	James River Group, Inc.	134,460
16,900	[1,3,4]	KKR Private Equity Investors LP	370,110
6,900		Korea Investment Holdings Co. Ltd.	225,455
29,000	[1,2]	Labranche & Co. Inc.	351,190
1,300	[1,2]	Markel Corp.	451,100
17,000	[2]	Montpelier Re Holdings Ltd.	293,930
9,400		Morgan Stanley	594,174
11,800	[1]	NETeller PLC	130,051
6,700	[1,2]	NYSE Group, Inc.	458,816
26,000	[2]	Nuveen Investments, Class A	1,119,300
403		OptionsXpress Holdings, Inc.	9,394
5,200	[1,2]	Penson Worldwide, Inc.	89,492
21,300	[1]	Philadelphia Consolidated Holding Corp.	646,668
17,900	[1]	RHJ International	379,599
2,640		SFCG Co. Ltd.	599,790
10,300	[2]	St. Joe Co.	479,362
143,900		Shinsei Bank Ltd.	911,635
1,400	[2]	White Mountains Insurance Group, Inc.	681,800
16,600	[2]	Willis Group Holdings Ltd.	532,860
67,000	[1,3,4]	Yanlord Land Group Ltd.	45,715
		TOTAL	18,046,539
		Health Care--20.9%
3,200	[1]	ATS Medical, Inc.	7,648
14,900	[1,2]	Abiomed, Inc.	193,253
19,800	[1]	Accelrys, Inc.	141,174
700	[1]	Adeza Biomedical Corp.	9,814
24,200	[1,2]	Alkermes, Inc.	457,864
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
17,020	[2]	Allergan, Inc.	$1,825,565
8,700	[1,2]	Alnylam Pharmaceuticals, Inc.	131,196
2,500	[1,2]	Altus Pharmaceuticals, Inc.	46,125
2,500	[1,2]	Amylin Pharmaceuticals, Inc.	123,425
21,200	[1,2]	Anadys Pharmaceuticals, Inc.	61,904
6,400	[1]	Anika Therapeutics, Inc.	61,952
11,900	[1,2]	Arena Pharmaceuticals, Inc.	137,802
4,000	[1,2]	Arthrocare Corp.	168,040
5,400	[1]	Aspect Medical Systems, Inc.	94,176
7,300	[1,2]	Auxilium Pharmaceutical, Inc.	56,794
1,700		Aventis Pharma Ltd.	53,393
33,493	[1,2]	Avigen, Inc.	173,494
23,700	[1]	BioMarin Pharmaceutical, Inc.	340,569
11,400	[1]	Bioenvision, Inc.	60,762
1,200	[1]	Boston Scientific Corp.	20,208
6,700	[1,2]	CV Therapeutics, Inc.	93,599
100	[1,2]	Cepheid, Inc.	971
4,200	[1,2]	Chindex International, Inc.	33,222
40,800		Cipla Ltd.	192,258
24,250	[1,3,4]	Cipla Ltd., GDR	114,217
40,600	[1,2]	Conceptus, Inc.	553,784
33,800	[1,2]	Cubist Pharmaceuticals, Inc.	851,084
1,500	[1,2]	Cypress Biosciences, Inc.	9,210
46,500	[1]	Cytokinetics, Inc.	292,485
49,600	[1,2]	Cytyc Corp.	1,257,856
9,700	[1,2]	DOV Pharmaceutical, Inc.	20,564
5,600	[1]	Digene Corp.	216,944
5,300	[1]	Durect Corp.	20,511
61,100	[1]	Dyax Corp.	179,634
55,500	[1,2]	Dynavax Technologies Corp.	230,325
20,200	[1]	Endo Pharmaceuticals Holdings, Inc.	666,196
72,000	[1]	Endologix, Inc.	254,880
13,308	[1]	Favrille, Inc.	65,209
4,658	[1]	Favrille, Inc., Warrants 3/11/2007	14,099
900	[1,2]	Foxhollow Technologies, Inc.	24,588
21,000	[1,2]	GTX, Inc.	191,100
5,100		GlaxoSmithKline PLC, ADR	284,580
3,200		GlaxoSmithkline Pharmaceuticals Ltd.	72,215
27,632	[1,2]	Illumina, Inc.	819,565
9,600	[1]	Immunicon Corp.	50,016
23,900	[1,2]	Incyte Genomics, Inc.	109,940
91,900	[1,2]	Isis Pharmaceuticals, Inc.	555,995
5,300	[1]	Jerini AG	34,844
10,000	[1]	Kinetic Concepts, Inc.	441,500
7,800	[1]	Kos Pharmaceuticals, Inc.	293,436
27,600	[1,2]	Kosan Biosciences, Inc.	110,400
10,700	[1,2]	Kyphon, Inc.	410,452
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
7,600	[1]	Labopharm, Inc.	$60,040
17,500	[1,2]	Medarex, Inc.	168,175
15,000	[1]	Medicines Co.	293,250
800	[2]	Meridian Bioscience, Inc.	19,960
28,600	[1]	Metabasis Therapeutics, Inc.	218,218
12,200	[1,2]	Momenta Pharmaceuticals, Inc.	155,062
234,300	[1,2]	Monogram Biosciences, Inc.	463,914
6,900	[1,2]	NMT Medical, Inc.	69,069
30,800	[1,2]	Nektar Therapeutics	564,872
8,100	[1]	Neurochem, Inc.	85,293
20,400	[1,2]	Neurocrine Biosciences, Inc.	216,240
500	[1,2]	Neurometrix, Inc.	15,230
4,200	[1,2]	Nighthawk Radiology Holdings, Inc.	75,348
9,500	[1,2]	Northfield Laboratories, Inc.	93,955
3,300		Novartis AG, ADR	177,936
23,100	[1,2]	NxStage Medical, Inc.	201,663
10,200	[1]	OSI Pharmaceuticals, Inc.	336,192
1,900	[1,2]	Patterson Cos., Inc.	66,367
28,600	[1,2]	Pharmacyclics, Inc.	110,396
5,000	[1]	Pharmion Corp.	85,150
16,000	[1]	Point Therapeutics, Inc.	39,680
11,000	[1,2]	Progenics Pharmaceuticals, Inc.	264,660
3,800	[1,2]	Psychiatric Solutions, Inc.	108,908
7,800	[1]	Regeneron Pharmaceuticals, Inc.	99,996
1,400	[1]	Rita Medical Systems, Inc.	4,844
900	[1,2]	Sangamo BioSciences, Inc.	5,310
3,600	[1,2]	Sepracor, Inc.	205,704
10,300	[1,2]	Solexa, Inc.	87,550
6,981	[1]	Somaxon Pharmaceuticals, Inc.	108,973
10,100	[1,2]	Sonus Pharmaceuticals, Inc.	50,298
10,300	[1]	Staar Surgical Co.	79,722
6,300	[1,2]	Stereotaxis, Inc.	67,977
2,200	[1,2]	Symbion, Inc.	45,672
10,000	[1]	Systems Xcellence, Inc.	115,700
11,100	[1,2]	Telik, Inc.	183,150
1,100		Teva Pharmaceutical Industries Ltd., ADR	34,749
1,200	[1,2]	Theravance, Inc.	27,456
18,400	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	64,400
25,449	[1,2]	United Surgical Partners International, Inc.	765,251
7,100		UnitedHealth Group, Inc.	317,938
3,900	[1]	VCA Antech, Inc.	124,527
20,200	[1]	Vical, Inc.	112,110
2,300	[1,2]	WebMD Health Corp., Class A	108,790
		TOTAL	19,130,532
Shares			Value
		COMMON STOCKS--continued
		Industrials--14.5%
6,500		Asea Brown Boveri Ltd.	$352,389
6,800		Bajaj Hindusthan Ltd.	57,307
13,100		Bharat Heavy Electricals Ltd.	554,844
1,900		C.H. Robinson Worldwide, Inc.	101,270
10,000	[1,2]	CoStar Group, Inc.	598,300
15,000		Con-way, Inc.	868,950
7,700	[1,2]	Copart, Inc.	189,112
10,000	[2]	DRS Technologies, Inc.	487,500
10,100	[1]	Dyncorp International, Inc., Class A	104,838
16,800		Expeditors International Washington, Inc.	940,968
12,100	[2]	FedEx Corp.	1,414,006
2,200	[2]	Fluor Corp.	204,446
12,350		Forward Air Corp.	503,016
500	[1]	Goodman Global, Inc.	7,590
4,300		Grainger (W.W.), Inc.	323,489
3,900	[1]	Houston Wire & Cable Co.	67,080
10,500	[1]	IHS, Inc., Class A	311,115
9,500	[1,2]	Innovative Solutions and Support, Inc.	133,570
21,475	[1,2]	Interline Brands, Inc.	502,086
2,500	[1]	K&F Industries Holdings, Inc.	44,325
14,525		Kuehne & Nagel International AG	1,057,401
10,100		Landstar System, Inc.	477,023
1,200		Larsen & Toubro Ltd.	58,384
16,500	[1,3,4]	Nagarjuna Construction Co. Ltd., GDR	92,400
12,900	[1,2]	NuCo2, Inc.	310,116
600	[2]	Regal Beloit Corp.	26,490
25,500		Rinker Group Ltd.	310,575
7,900	[1,2]	Ryanair Holdings PLC, ADR	416,488
13,000		Ryder System, Inc.	759,590
10,100	[2]	Simpson Manufacturing Co., Inc.	364,105
15,000		TNT NV	536,817
10,300	[1]	TransDigm Group, Inc.	246,685
10,200		United Parcel Service, Inc.	839,766
400		Ushio Inc.	8,441
1,800	[2]	Vicor Corp.	29,826
		TOTAL	13,300,308
		Information Technology--17.9%
4,500	[1]	ATI Technologies, Inc.	65,386
10,400	[1,2]	Access Integrated Technology, Inc., Class A	102,024
12,000	[1]	Actions Semiconductor Co. Ltd., ADR	126,000
2,900		Adtran, Inc.	65,047
1,300	[1,2]	Advanced Analogic Technologies, Inc.	13,624
17,200	[1,2]	Agere Systems, Inc.	252,840
8,900	[1,2]	Amdocs Ltd.	325,740
15,700	[1,2]	Anadigics, Inc.	105,504
20,000	[1,2]	Autodesk, Inc.	689,200
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
8,400	[1,2]	Blackboard Inc.	$243,264
2,550	[1]	Broadcom Corp.	76,627
28,800	[1]	CSR PLC	671,038
13,000	[1]	Check Point Software Technologies Ltd.	228,540
10,400	[1,2]	Cirrus Logic, Inc.	84,656
4,200	[1,2]	Cognos, Inc.	119,490
24,200	[1]	Comverse Technology, Inc.	478,434
3,600	[1,2]	DST Systems, Inc.	214,200
10,600	[1,2]	Entegris, Inc.	101,018
7,500	[1]	Filenet Corp.	201,975
25,600	[1]	Himax Technologies, Inc., ADR	146,432
21,700	[1]	Hyperion Solutions Corp.	598,920
12,700	[1,2]	Infocrossing, Inc.	146,685
4,000	[1,2]	Iron Mountain, Inc.	149,520
8,900	[1,2]	Jupitermedia Corp.	115,700
15,400	[1,2]	Komag, Inc.	711,172
7,700	[1,2]	LeCroy Corp.	110,495
6,000	[1,2]	LoopNet, Inc.	111,660
52,300	[1]	MEMC Electronic Materials, Inc.	1,961,250
47,700	[1]	Magma Design Automation	350,595
25,000	[1]	Mastercard, Inc.	1,200,000
16,700	[1,2]	Microsemi Corp.	407,146
7,000	[1,2]	Mobility Electronics, Inc.	50,820
20,300	[1,2]	Move, Inc.	111,244
14,700	[1,2]	NAVTEQ Corp.	656,796
26,400	[1,2]	NIC, Inc.	190,872
1,400	[1]	Nextest Systems Corp.	22,694
26,900	[1,2]	ON Semiconductor Corp.	158,172
18,400	[1]	Online Resources Corp.	190,256
31,800	[1]	Oracle Corp.	460,782
13,300	[1]	PowerDsine Ltd.	96,159
17,400	[1,2]	Quest Software, Inc.	244,296
16,800	[1]	S1 Corp.	80,640
2,500		SAP AG	527,608
4,200	[1,2]	SI International, Inc.	128,772
26,400	[1,2]	Seagate Technology Holdings	597,696
25,300	[1,2]	Silicon Image, Inc.	272,734
36,600	[1,2]	Spansion, Inc.	583,404
4,200	[1,2]	SunPower Corp., Class A	117,684
7,300	[1]	Supertex, Inc.	291,562
10,100		Symbol Technologies, Inc.	108,979
16,600	[1]	TNS, Inc.	343,454
10,100	[1,2]	Ultratech, Inc.	158,974
18,000	[1,2]	ValueClick, Inc.	276,300
2,600	[1]	Vimicro International Corp., ADR	32,786
5,300	[1]	Xyratex Ltd.	140,185
17,500	[1,2]	eCollege.com	369,950
		TOTAL	16,387,001
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--1.6%
6,200		Associated Cement Cos. Ltd.	$105,847
7,321		Cemex S.A. de C.V., ADR	417,063
222,000		China Metal International Ho	83,611
2,200	[1]	Frutarom	17,345
7,800		Frutarom, GDR	61,496
223,100	[1]	Lee & Man Paper Manufacturing Ltd.	326,048
42,000	[1]	National Aluminum Co. Ltd.	208,312
225,300	[1]	Nine Dragons Paper Holdings Ltd.	184,213
2,400	[2]	Schnitzer Steel Industries, Inc., Class A	85,152
		TOTAL	1,489,087
		Telecommunication Services--2.2%
116,250	[1]	Bharti Airtel Ltd.	934,621
7,800	[2]	Consolidated Communications Holdings, Inc.	129,714
8,159	[1,2]	NTELOS Holdings Corp.	117,898
100		PT Telekomunikasi Indonesia, Class CS, ADR	3,210
189,000		Singapore Telecom Ltd.	303,288
8,000	[1,2]	Syniverse Holdings, Inc.	117,600
28,000	[1,2]	Time Warner Telecom, Inc.	415,800
		TOTAL	2,022,131
		Utilities--0.5%
1,900	[2]	Consolidated Water Co.	46,721
150,300		NTPC Ltd.	362,855
		TOTAL	409,576
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,194,137)	84,975,689
		CORPORATE BONDS--0.4%
		Information Technology--0.4%
$267,000		BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025 (IDENTIFIED COST $352,785)	383,455
		PREFERRED STOCKS--0.7%
		Financials--0.6%
1,800		Alleghany Corp., Conv. Pfd.	480,780
2,400		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30, Annual Dividend	94,900
		TOTAL	575,680
		Information Technology--0.1%
200		Marchex, Inc., Conv. Pfd., $11.88, Annual Dividend	48,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $594,884)	624,180
Principal Amount			Value
		REPURCHASE AGREEMENTS--36.7%
$4,589,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	$4,589,000
15,030,000		Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006 under which Bear Stearns and Co., Inc will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,060,001,373. (purchased with proceeds from securities lending collateral).	15,030,000
14,000,000		Interest in $1,760,000,000 joint repurchase agreement 5.28%, dated 6/30/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $1,760,774,400 on 7/3/2006. The market value of the underlying securities at the end of the period was $1,800,751,506. (purchased with proceeds from securities lending collateral).	14,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	33,619,000
		TOTAL INVESTMENTS--130.7% (IDENTIFIED COST $105,760,806) [5]	119,602,324
		OTHER ASSETS AND LIABILITIES - NET--(30.7)%	(28,066,552)
		TOTAL NET ASSETS--100%	$91,535,772

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $911,698, which represented 1.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $911,698, which represented 1.0% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities	$85,983,324
Investments in repurchase agreements	33,619,000
Total investments in securities, at value, including $25,237,831 of securities loaned (identified cost $105,760,806)		$119,602,324
Cash		2,334
Cash denominated in foreign currencies (identified cost $38,728)		38,933
Income receivable		49,451
Receivable for investments sold		658,844
Receivable for shares sold		465,197
TOTAL ASSETS		120,817,083
Liabilities:
Payable for investments purchased	162,218
Payable for shares redeemed	60,407
Payable for collateral due to broker	29,030,000
Payable for distribution services fee (Note 5)	11,831
Accrued expenses	16,855
TOTAL LIABILITIES		29,281,311
Net assets for 6,220,196 shares outstanding		$91,535,772
Net Assets Consist of:
Paid-in capital		$73,964,886
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		13,841,541
Accumulated net realized gain on investments and foreign currency transactions		4,242,166
Accumulated net investment income (loss)		(512,821)
TOTAL NET ASSETS		$91,535,772
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$32,489,417 ÷ 2,199,059 shares outstanding, no par value, unlimited shares authorized		$14.77
Service Shares:
$59,046,355 ÷ 4,021,137 shares outstanding, no par value, unlimited shares authorized		$14.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,221)			$251,171
Interest (including income on securities loaned of $20,528)			165,023
TOTAL INCOME			416,194
Expenses:
Investment adviser fee (Note 5)		$644,579
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		50,527
Transfer and dividend disbursing agent fees and expenses		16,769
Directors'/Trustees' fees		811
Auditing fees		11,802
Legal fees		2,277
Portfolio accounting fees		40,745
Distribution services fee--Service Shares (Note 5)		72,942
Printing and postage		15,875
Insurance premiums		3,420
Miscellaneous		510
TOTAL EXPENSES		954,477
Waivers (Note 5):
Waiver of investment adviser fee	$(183,965)
Waiver of administrative personnel and services fee	(16,904)
TOTAL WAIVERS		(200,869)
Net expenses			753,608
Net investment income (loss)			(337,414)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $44,360)			4,361,788
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,500,101)
Net realized and unrealized gain on investments and foreign currency transactions			2,861,687
Change in net assets resulting from operations			$2,524,273

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(337,414)	$(467,261)
Net realized gain on investments and foreign currency transactions	4,361,788	1,563,159
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,500,101)	7,340,926
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,524,273	8,436,824
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Primary Shares	(431,801)	(25,544)
Service Shares	(801,083)	(51,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,232,884)	(76,969)
Share Transactions:
Proceeds from sale of shares	13,339,629	39,102,315
Net asset value of shares issued to shareholders in payment of distributions declared	984,931	65,542
Cost of shares redeemed	(18,073,785)	(8,594,179)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,749,225)	30,573,678
Change in net assets	(2,457,836)	38,933,533
Net Assets:
Beginning of period	93,993,608	55,060,075
End of period (including accumulated net investment income (loss) of $(512,821) and $(175,407), respectively)	$91,535,772	$93,993,608

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$25,237,831	$29,030,000

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	432,917	$6,642,876	1,653,826	$22,463,021
Shares issued to shareholders in payment of distributions declared	11,892	183,848	1,120	14,117
Shares redeemed	(1,014,744)	(15,140,519)	(258,085)	(3,457,752)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(569,935)	$(8,313,795)	1,396,861	$19,019,386

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	441,166	$6,696,753	1,264,860	$16,639,294
Shares issued to shareholders in payment of distributions declared	52,086	801,083	4,091	51,425
Shares redeemed	(194,640)	(2,933,266)	(391,526)	(5,136,427)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	298,612	$4,564,570	877,425	$11,554,292
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(271,323)	$(3,749,225)	2,274,286	$30,573,678

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $105,760,806. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $13,841,518. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,390,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,548,495.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425%. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $183,965 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2006, the Sub-Adviser earned a sub-adviser fee of $531,489.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.171% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, Primary Shares did not incur a distribution services fee. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the six months ended June 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$30,766,389
Sales	$31,690,886

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 6/30/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.27
Net Asset Value, End of Period	$10.27
Total Return [2]	2.70%

Ratios to Average Net Assets:
Net expenses	1.35	% [3]
Net investment income	3.42	% [3]
Expense waiver/reimbursement [4]	95.44	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$907
Portfolio turnover	4%

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to June 30, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006. 1

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$ 1,027.00	$3.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.10	$6.76

1 "Actual" expense information for the Fund's Shares is for the period from March 31, 2006 (date of initial public investment) to June 30, 2006. Actual expenses are equal to the annualized expense ratio of 1.35%, multiplied by 92/365 (to reflect the period from initial public investment to June 30, 2006). "Hypothetical" expense information for the Fund's Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same expense ratio and average account value over the period equal to the Fund's annualized net expense ratio of 1.35%, but it is multiplied by 181/365 (to reflect the full half-year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Materials	7.9%
Energy	5.4%
Consumer Staples	0.5%
Health Care	0.4%
Telecommunication Services	0.3%
Cash Equivalents [2]	86.5%
Other Assets and Liabilities--Net [3]	(1.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS--14.5%
	Consumer Staples--0.5%
125	Lawson, Inc.	$4,555
	Energy--5.4%
130	Chevron Corp.	8,068
300	Pioneer Natural Resources, Inc.	13,923
400	Pogo Producing Co.	18,440
130	Royal Dutch Shell PLC, Class A, ADR	8,707
	TOTAL	49,138
	Health Care--0.4%
2	Serono SA	1,381
100	Taisho Pharmaceutical Co.	1,962
	TOTAL	3,343
	Materials--7.9%
125	Anglogold Ltd., ADR	6,015
400	Barrick Gold Corp.	11,840
500	Gold Fields Ltd., ADR	11,450
200	Goldcorp, Inc., Class A	6,044
1,300	Newcrest Mining Ltd.	20,364
300	Newmont Mining Corp.	15,879
	TOTAL	71,592
	Telecommunication Services--0.3%
1	NTT DoCoMo, Inc.	1,468
5	Swisscom AG	1,646
	TOTAL	3,114
	TOTAL COMMON STOCKS (IDENTIFIED COST $119,697)	131,742
	REPURCHASE AGREEMENTS--86.5%
$184,000	Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	184,000
200,000	Interest in $1,000,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2015 for $1,000,439,167 on 7/3/2006. The market value of the underlying securities at the end of the period was $1,020,000,081.	200,000
200,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 6/30/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $1,000,445,833 on 7/3/2006. The market value of the underlying securities at the end of the period was $1,020,000,000.	200,000
200,000	Interest in $700,000,000 joint repurchase agreement 5.29%, dated 6/30/2006 under which Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 5/15/2036 for $700,308,583 on 7/3/2006. The market value of the underlying securities at the end of the period was $719,678,752.	200,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	784,000
	TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $903,697) [1]	915,742
	OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(9,041)
	TOTAL NET ASSETS--100%	$906,701

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$784,000
Investments in securities	131,742
Total investments in securities, at value (identified cost $903,697)		$915,742
Cash		647
Cash denominated in foreign currencies (identified cost $52)		53
Income receivable		132
Receivable for shares sold		3,351
TOTAL ASSETS		919,925
Liabilities:
Payable for shares redeemed	$10
Payable for transfer and dividend disbursing agent fees and expenses	2,836
Payable for auditing fees	9,927
Payable for distribution services fee (Note 5)	193
Accrued expenses	258
TOTAL LIABILITIES		13,224
Net assets for 88,311 shares outstanding		$906,701
Net Assets Consist of:
Paid-in capital		$891,933
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,047
Accumulated net realized gain on investments and foreign currency transactions		80
Undistributed net investment income		2,641
TOTAL NET ASSETS		$906,701
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($906,701 ÷ 88,311 shares outstanding), no par value, unlimited shares authorized		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended June 30, 2006 (unaudited) 1

Investment Income:
Interest			$3,576
Dividends (net of foreign taxes withheld of $17)			112
TOTAL INCOME			3,688
Expenses:
Investment adviser fee (Note 5)		$579
Administrative personnel and services fee (Note 5)		37,398
Custodian fees		4,966
Transfer and dividend disbursing agent fees and expenses		2,839
Auditing fees		9,927
Legal fees		1,891
Portfolio accounting fees		9,736
Distribution services fee (Note 5)		193
Printing and postage		2,316
Insurance premiums		2,482
Miscellaneous		2,466
TOTAL EXPENSES		74,793
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(579)
Waiver of administrative personnel and services fee	(6,232)
Reimbursement of other operating expenses	(66,935)
TOTAL WAIVERS AND REIMBURSEMENT		(73,746)
Net expenses			1,047
Net investment income			2,641
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			80
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			12,047
Net realized and unrealized gain on investments and foreign currency			12,127
Change in net assets resulting from operations			$14,768

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to June 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended (unaudited) 6/30/2006	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,641
Net realized gain on investments and foreign currency transactions	80
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	12,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,768
Share Transactions:
Proceeds from sale of shares	994,036
Cost of shares redeemed	(102,103)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	891,933
Change in net assets	906,701
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $2,641)	$906,701

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to June 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intend to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Period Ended 6/30/2006	[1]
Shares sold	98,365
Shares redeemed	(10,054)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	88,311

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to June 30, 2006.

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $903,697. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $12,045. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,045.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended June 30, 2006, the Adviser voluntarily waived $579 of its fee and voluntarily reimbursed $66,935 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended June 30, 2006, the net paid fee to FAS was 0.202% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended June 30, 2006, FSC retained $193 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the period ended June 30, 2006, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2006, were as follows:

Purchases	$122,590
Sales	$2,872

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contracts at meetings held in May 2006. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916769

35278 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.69		$21.02		$18.22		$13.00		$17.65		$23.15
Income From Investment Operations:
Net investment income (loss)	(0.07)		--		--		--		--		(0.03	) [1]
Net realized and unrealized gain (loss) on investments	0.52		2.67		2.80		5.22		(4.65)		(5.15)
TOTAL FROM INVESTMENT OPERATIONS	0.45		2.67		2.80		5.22		(4.65)		(5.18)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		--		(0.32)
TOTAL DISTRIBUTIONS	--		--		--		--		--		(0.32)
Net Asset Value, End of Period	$24.14		$23.69		$21.02		$18.22		$13.00		$17.65
Total Return [2]	1.90%		12.70%		15.37%		40.15	% [3]	(26.35)%		(22.38)%

Ratios to Average Net Assets:
Net expenses	1.21	% [4]	1.22	% [5]	1.17	% [5]	1.23	% [5]	1.07	% [5]	0.90%
Net investment income (loss)	(0.51	)% [4]	(0.49)%		(0.42)%		(0.72)%		(0.32)%		(0.15)%
Expense waiver/reimbursement [6]	0.04	% [4]	0.04%		0.04%		0.01%		0.01%		0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,011		$56,879		$62,563		$64,269		$53,367		$96,126
Portfolio turnover	68%		132%		148%		173%		194%		219%

1 Per share amount is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund received payments from the Adviser for certain losses on investments. This increased the total return by 0.07%.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended December 31, 2005, 2004, 2003, and 2002 are 1.20%, 1.16%, 1.20% and 1.06%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,019.00	$6.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.79	$6.06

1 Expenses are equal to the Fund's annualized net expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	16.9%
Industrials	15.8%
Financials	14.8%
Consumer Discretionary	13.4%
Health Care	12.5%
Energy	10.2%
Consumer Staples	4.8%
Telecommunication Services	3.6%
Materials	2.4%
Utilities	0.7%
Securities Lending Collateral [2]	26.5%
Cash Equivalents [3]	5.3%
Other Assets and Liabilities--Net [4]	(26.9)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--95.1%
		Consumer Discretionary--13.4%
11,300	[1]	Choice Hotels International, Inc.	$684,780
14,400	[1]	Claire's Stores, Inc.	367,344
9,300	[1]	Darden Restaurants, Inc.	366,420
7,600	[2]	GameStop Corp.	319,200
7,900	[2]	Gymboree Corp.	274,604
7,700	[1,2]	MGM Mirage	314,160
12,600	[1,2]	Mens Wearhouse, Inc.	381,780
16,400	[1,2]	NetFlix, Inc.	446,244
11,300	[1]	Nordstrom, Inc.	412,450
8,900	[1,2]	O'Reilly Automotive, Inc.	277,591
14,400	[2]	Office Depot, Inc.	547,200
13,600	[1,2]	Payless ShoeSource, Inc.	369,512
8,600		Penney (J.C.) Co., Inc.	580,586
7,900		Polo Ralph Lauren Corp., Class A	433,710
11,000		Snap-On, Inc.	444,620
4,300		Starwood Hotels & Resorts Worldwide, Inc.	259,462
8,300	[1]	Wendy's International, Inc.	483,807
		TOTAL	6,963,470
		Consumer Staples--4.8%
7,900		Alberto-Culver Co., Class B	384,888
10,100		Archer-Daniels-Midland Co.	416,928
6,900	[1]	Brown-Forman Corp., Class B	493,005
5,200	[1]	Bunge Ltd.	261,300
14,300	[1]	PepsiAmericas, Inc.	316,173
5,600	[1]	Reynolds American, Inc.	645,680
		TOTAL	2,517,974
		Energy--10.2%
8,700		Arch Coal, Inc.	368,619
9,100		CONSOL Energy, Inc.	425,152
6,400		Cameco Corp.	255,808
19,500	[1]	Chesapeake Energy Corp.	589,875
22,100	[1,2]	Energy Partners Ltd.	418,795
7,500	[1,2]	FMC Technologies, Inc.	505,950
7,200	[1,2]	Grant Prideco, Inc.	322,200
4,300		Helmerich & Payne, Inc.	259,118
3,800		Noble Corp.	282,796
7,500	[1]	Peabody Energy Corp.	418,125
8,600	[1,2]	Southwestern Energy Co.	267,976
6,400	[1]	Tesoro Petroleum Corp.	475,904
5,700	[1]	Tidewater, Inc.	280,440
7,200	[1]	Western Gas Resources, Inc.	430,920
		TOTAL	5,301,678
Shares			Value
		COMMON STOCKS--continued
		Financials--14.8%
8,800		Ace Ltd.	$445,192
5,100	[1,2]	Affiliated Managers Group	443,139
9,600		Aflac, Inc.	444,960
5,800	[2]	Arch Capital Group Ltd.	344,868
3,000	[1]	Bear Stearns & Co., Inc.	420,240
23,300	[2]	CB Richard Ellis Services, Inc.	580,170
6,800		CIT Group, Inc.	355,572
10,300	[1]	Chubb Corp.	513,970
13,400	[1]	Commerce Bancorp, Inc.	477,978
15,100	[1,2]	E*Trade Group, Inc.	344,582
11,200		HCC Insurance Holdings, Inc.	329,728
2,693		Host Marriott Corp.	58,896
9,660	[1,2]	International Securities Exchange, Inc.	367,756
11,100	[1]	Jefferies Group, Inc.	328,893
3,100		Kilroy Realty Corp.	223,975
8,400	[1]	Nationwide Financial Services, Inc., Class A	370,272
11,500	[1]	Raymond James Financial, Inc.	348,105
6,000		State Street Corp.	348,540
11,800		T. Rowe Price Group, Inc.	446,158
6,500	[1]	Zions Bancorp	506,610
		TOTAL	7,699,604
		Health Care--12.5%
13,500		AmerisourceBergen Corp.	565,920
6,700	[1,2]	Covance, Inc.	410,174
7,200	[1,2]	Coventry Health Care, Inc.	395,568
8,500	[2]	DaVita, Inc.	422,450
5,900	[1,2]	Express Scripts, Inc., Class A	423,266
9,500	[2]	Forest Laboratories, Inc., Class A	367,555
8,400	[2]	Henry Schein, Inc.	392,532
9,000	[2]	Humana, Inc.	483,300
11,600		McKesson HBOC, Inc.	548,448
5,600	[2]	Medco Health Solutions, Inc.	320,768
6,500	[1]	Omnicare, Inc.	308,230
5,500	[1,2]	Sepracor, Inc.	314,270
8,200	[1]	Shire PLC, ADR	362,686
10,500	[1,2]	St. Jude Medical, Inc.	340,410
14,200	[1,2]	Sunrise Senior Living, Inc.	392,630
12,300	[2]	Thermo Electron Corp.	445,752
		TOTAL	6,493,959
		Industrials--15.8%
3,900	[1,2]	Alliant Techsystems, Inc.	297,765
4,000	[1]	CSX Corp.	281,760
4,600		Corporate Executive Board Co.	460,920
6,600		Eaton Corp.	497,640
10,800	[1]	Equifax, Inc.	370,872
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
8,900		Expeditors International Washington, Inc.	$498,489
4,300	[1]	Fluor Corp.	399,599
9,900	[1]	GATX Corp.	420,750
3,800	[2]	Jacobs Engineering Group, Inc.	302,632
12,225		Joy Global, Inc.	636,800
6,900	[2]	Monster Worldwide, Inc.	294,354
10,100	[1]	Norfolk Southern Corp.	537,522
8,200	[1]	Northrop Grumman Corp.	525,292
7,600	[1]	Precision Castparts Corp.	454,176
6,600		Rockwell Automation, Inc.	475,266
8,600	[1]	Toro Co.	401,620
6,900	[2]	URS Corp.	289,800
13,800	[1]	UTI Worldwide, Inc.	348,174
10,200	[1,2]	WESCO International, Inc.	703,800
		TOTAL	8,197,231
		Information Technology--16.9%
15,300	[1,2]	ADC Telecommunications, Inc.	257,958
9,912	[2]	Adobe Systems, Inc.	300,929
8,700	[1,2]	Advanced Micro Devices, Inc.	212,454
9,600	[1,2]	Ansys, Inc.	459,072
9,000	[2]	Autodesk, Inc.	310,140
31,700	[1,2]	Avaya, Inc.	362,014
27,300	[1,2]	Cadence Design Systems, Inc.	468,195
18,800	[1,2]	Ceridian Corp.	459,472
14,800	[1,2]	Citrix Systems, Inc.	594,072
7,500	[1,2]	Cognizant Technology Solutions Corp.	505,275
16,000	[1,2]	CommScope, Inc.	502,720
21,300	[2]	Endwave Corp.	264,759
8,300		Global Payments, Inc.	402,965
10,500		Harris Corp.	435,855
17,000	[1]	Intersil Holding Corp.	395,250
12,700	[2]	Jabil Circuit, Inc.	325,120
9,700	[1,2]	Lam Research Corp.	452,214
19,200	[2]	MEMC Electronic Materials, Inc.	720,000
27,600	[1,2]	Powerwave Technologies, Inc.	251,712
14,300	[1,2]	Redback Networks, Inc.	262,262
22,900	[2]	Vishay Intertechnology, Inc.	360,217
20,300	[1,2]	aQuantive, Inc.	514,199
		TOTAL	8,816,854
		Materials--2.4%
17,000		Agrium, Inc.	394,740
3,000	[1]	Martin Marietta Materials	273,450
6,100	[1,2]	Oregon Steel Mills, Inc.	309,026
4,200	[1]	United States Steel Corp.	294,504
		TOTAL	1,271,720
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--3.6%
16,500	[1,2]	American Tower Systems Corp.	$513,480
13,600	[1,2]	Crown Castle International Corp.	469,744
15,600	[1,2]	NII Holdings, Inc.	879,528
		TOTAL	1,862,752
		Utilities--0.7%
19,400	[1,2]	AES Corp.	357,930
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,247,392)	49,483,172
		REPURCHASE AGREEMENTS--31.8%
$2,775,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A., will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.	2,775,000
6,764,000		Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006 under which Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,060,001,373 (purchased with proceeds from securities lending collateral).	6,764,000
7,000,000		Interest in $1,760,000,000 joint repurchase agreement 5.28%, dated 6/30/2006 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $1,760,774,400 on 7/3/2006. The market value of the underlying securities at the end of the period was $1,800,751,506 (purchased with proceeds from securities lending collateral).	7,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,539,000
		TOTAL INVESTMENTS--126.9% (IDENTIFIED COST $58,786,392) [3]	66,022,172
		OTHER ASSETS AND LIABILITIES - NET--(26.9)%	(14,011,267)
		TOTAL NET ASSETS--100%	$52,010,905

1 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities	$49,483,172
Investments in repurchase agreements	16,539,000
Total investments in securities, at value, including $13,327,925 of securities loaned (identified cost $58,786,392)		$66,022,172
Cash		944
Income receivable		30,510
Receivable for investments sold		712,887
Receivable for shares sold		2,003
TOTAL ASSETS		66,768,516
Liabilities:
Payable for investments purchased	$905,156
Payable for shares redeemed	85,772
Payable for collateral due to broker	13,764,000
Accrued expenses	2,683
TOTAL LIABILITIES		14,757,611
Net assets for 2,154,724 shares outstanding		$52,010,905
Net Assets Consist of:
Paid-in capital		$47,895,839
Net unrealized appreciation of investments		7,235,780
Accumulated net realized loss on investments		(2,973,827)
Accumulated net investment income (loss)		(146,887)
TOTAL NET ASSETS		$52,010,905
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$52,010,905÷ 2,154,724 shares outstanding, no par value, unlimited shares authorized		$24.14

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $854)		$155,388
Interest (including income on securities loaned of $12,824)		45,850
TOTAL INCOME		201,238
Expenses:
Investment adviser fee (Note 5)	$214,833
Administrative personnel and services fee (Note 5)	74,384
Custodian fees	6,442
Transfer and dividend disbursing agent fees and expenses	7,535
Directors'/Trustees' fees	662
Auditing fees	12,550
Legal fees	2,339
Portfolio accounting fees	24,213
Printing and postage	12,817
Insurance premiums	3,270
Miscellaneous	1,190
TOTAL EXPENSES	360,235
Waiver of administrative personnel and services fee (Note 5)	(12,110)
Net expenses		348,125
Net investment income (loss)		(146,887)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		4,904,652
Net change in unrealized appreciation of investments		(3,502,180)
Net realized and unrealized gain on investments		1,402,472
Change in net assets resulting from operations		$1,255,585

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(146,887)	$(285,329)
Net realized gain on investments	4,904,652	9,078,599
Net change in unrealized appreciation/depreciation of investments	(3,502,180)	(2,061,382)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,255,585	6,731,888
Share Transactions:
Proceeds from sale of shares	1,461,103	2,220,822
Cost of shares redeemed	(7,585,269)	(14,635,894)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,124,166)	(12,415,072)
Change in net assets	(4,868,581)	(5,683,184)
Net Assets:
Beginning of period	56,879,486	62,562,670
End of period (including accumulated net investment income (loss) of $(146,887) and $0, respectively)	$52,010,905	$56,879,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by a independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of the primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$13,327,925	$13,764,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	57,629	102,659
Shares redeemed	(303,522)	(678,433)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(245,893)	(575,774)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $58,786,392. The net unrealized appreciation of investments for federal tax purposes was $7,235,780. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,699,451 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,463,671.

At December 31, 2005, the Fund had a capital loss carryforward of $7,835,843 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.217% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended June 30, 2006, were as follows:

Purchases	$38,201,684
Sales	$46,719,943

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED MID CAP GROWTH STRATEGIES FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.027	0.008	0.007	0.014	0.037
Net realized gain on investments	0.000	[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.027	0.008	0.007	0.014	0.037
Less Distributions:
Distributions from net investment income	(0.021)		(0.027)	(0.008)	(0.007)	(0.014)	(0.037)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.07%		2.70%	0.82%	0.69%	1.41%	3.75%

Ratios to Average Net Assets:
Net expenses	0.66	% [3]	0.65%	0.65%	0.65%	0.64%	0.66%
Net investment income	4.15	% [3]	2.65%	0.79%	0.70%	1.40%	3.54%
Expense waiver/reimbursement [4]	0.25	% [3]	0.21%	0.15%	0.02%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$77,914		$73,929	$83,660	$106,007	$177,945	$214,311

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,020.70	$3.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.52	$3.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Commercial Paper & Notes	53.4%
Variable Rate Demand Instruments	39.4%
Bank Instruments	5.8%
Repurchase Agreements	1.3%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At June 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	57.7	% [4]
8-30 Days	16.8%
31-90 Days	11.9%
91-180 Days	10.3%
181 Days or more	3.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.6% of the Fund's portfolio.

Portfolio of Investments

June 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Finance - Automotive--0.0%
$16,609	[1,2]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	$16,609
		Finance - Equipment--1.5%
628,789		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	628,789
500,000		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	500,000
		TOTAL	1,128,789
		TOTAL ASSET-BACKED SECURITIES	1,145,398
		CERTIFICATES OF DEPOSIT--5.8%
		Banking--5.8%
500,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	500,000
2,500,000		Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 2/5/2007	2,500,000
1,000,000		Deutsche Bank AG, 4.405%, 10/4/2006	1,000,013
500,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	499,944
		TOTAL CERTIFICATES OF DEPOSIT	4,499,957
		COLLATERALIZED LOAN AGREEMENTS--22.2%
		Banking--5.8%
2,700,000		Greenwich Capital Markets, Inc., 5.437%, 7/3/2006	2,700,000
1,800,000		J.P. Morgan Securities, Inc., 5.422%, 7/3/2006	1,800,000
		TOTAL	4,500,000
		Brokerage--16.4%
2,000,000		Bear Stearns & Co., Inc., 5.432%, 7/3/2006	2,000,000
3,000,000		Citigroup Global Markets, Inc., 5.412%, 7/3/2006	3,000,000
2,000,000		Goldman Sachs & Co., 5.382%, 7/3/2006	2,000,000
2,000,000		Merrill Lynch & Co., Inc., 5.442%, 7/3/2006	2,000,000
3,800,000		Morgan Stanley & Co., Inc., 5.412%, 7/3/2006	3,800,000
		TOTAL	12,800,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	17,300,000
		COMMERCIAL PAPER--25.3% [3]
		Aerospace/Auto--1.3%
400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 5.140%, 7/7/2006	399,657
600,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG, GTD), 5.350%, 7/24/2006	597,949
		TOTAL	997,606
		Banking--7.6%
1,000,000		Bank of America Corp., 5.330%, 9/21/2006	987,859
2,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.020%, 7/5/2006	1,998,884
1,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	960,820
2,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 5.100%, 11/20/2006	1,959,767
		TOTAL	5,907,330
		Consumer Products--1.4%
400,000		Clorox Co., 5.230%, 7/10/2006	399,477
700,000	[1,2]	Fortune Brands, Inc., 5.140%, 7/19/2006	698,201
		TOTAL	1,097,678
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--4.5%
$500,000		DaimlerChrysler North America Holding Corp., 5.200%, 7/6/2006	$499,639
2,996,000		FCAR Auto Loan Trust, (Series A1+/P1), 4.560% - 5.210%, 7/5/2006 - 11/13/2006	2,970,580
		TOTAL	3,470,219
		Finance - Commercial--2.5%
2,000,000		CIT Group, Inc., 5.000% - 5.050%, 8/9/2006 - 10/16/2006	1,979,574
		Finance - Retail--3.8%
3,000,000	[1,2]	Compass Securitization LLC, 5.245% - 5.280%, 8/16/2006 - 9/15/2006	2,975,434
		Finance - Securities--1.9%
500,000	[1,2]	Grampian Funding LLC, 5.050%, 8/30/2006	495,792
1,000,000	[1,2]	Perry Global Funding LLC (Series A), 4.950%, 7/14/2006	998,212
		TOTAL	1,494,004
		Food & Beverage--0.8%
600,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.300%, 7/10/2006	599,205
		Homebuilding--0.5%
400,000		Centex Corp., 5.200%, 7/11/2006	399,422
		Machinery, Equipment, Auto--1.0%
800,000		John Deere Capital Corp., (Deere & Co. SA), 5.310%, 8/10/2006	795,280
		TOTAL COMMERCIAL PAPER	19,715,752
		CORPORATE NOTES--1.9%
		Finance - Securities--1.9%
1,000,000	[1,2]	Beta Finance, Inc., 4.010%, 7/25/2006	1,000,000
500,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.020%, 7/21/2006	500,000
		TOTAL CORPORATE NOTES	1,500,000
		GOVERNMENT AGENCIES--0.6%
		Government Agency--0.6%
500,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	500,000
		LOAN PARTICIPATION--1.9%
		Finance - Retail--1.9%
1,500,000		Countrywide Home Loans, Inc., 5.130%, 7/6/2006	1,500,000
		NOTES - VARIABLE--39.4% [4]
		Banking--27.9%
1,000,000		Barclays Bank PLC, 5.072%, 7/5/2006	999,998
3,250,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.293%, 7/24/2006	3,250,032
500,000		Credit Suisse, Zurich, 5.038%, 7/17/2006	500,000
1,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	1,000,041
600,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 5.301%, 7/28/2006	600,000
1,000,000	[1,2]	HBOS Treasury Services PLC, 5.120%, 7/10/2006	1,000,000
3,715,000		Home City Ice Co. & H.C. Transport, (Series 2000), (U.S. Bank, N.A. LOC), 5.350%, 7/6/2006	3,715,000
2,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS), 5.400%, 7/6/2006	2,000,000
1,160,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 5.490%, 7/6/2006	1,160,000
3,875,000		North Shore Business Development LLC (Series 2003), (Columbus Bank and Trust Co., GA LOC), 5.370%, 7/6/2006	3,875,000
2,485,000		Prospects Aggregates, Inc. (Series 2004), (Fulton Bank LOC), 5.490%, 7/6/2006	2,485,000
125,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.599%, 7/6/2006	125,000
1,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.178%, 7/17/2006	1,000,000
		TOTAL	21,710,071
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--1.3%
$1,000,000		Goldman Sachs Group, Inc., 5.149%, 7/3/2006	$1,000,058
		Finance - Retail--2.5%
1,000,000	[1,2]	Paradigm Funding LLC, 5.090% - 5.283%, 7/7/2006 - 7/25/2006	1,000,000
1,000,000	[1,2]	SLM Corp., 5.170%, 7/12/2006	1,000,000
		TOTAL	2,000,000
		Finance - Securities--1.3%
1,000,000	[1,2]	Beta Finance, Inc., 5.189%, 8/22/2006	1,000,092
		Insurance--3.8%
1,000,000		Jackson National Life Insurance Co., 5.171%, 7/3/2006	1,000,000
2,000,000	[1,2]	Pacific Life Global Funding, 5.179%, 7/5/2006	2,000,151
		TOTAL	3,000,151
		Pharmaceuticals and Health Care--2.6%
2,000,000	[1,2]	Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 5.079%, 7/3/2006	2,000,000
		TOTAL NOTES--VARIABLE	30,710,372
		REPURCHASE AGREEMENT--1.3%
1,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.280%, dated 6/30/2006 under which Bank of America N.A., will repurchase U.S. Government Agency securities with various maturities to 5/1/2035 for $2,000,880,000 on 7/3/2006. The market value of the underlying securities at the end of the period was $2,040,000,001.	1,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	77,871,479
		OTHER ASSETS AND LIABILITIES - NET--0.1%	42,882
		TOTAL NET ASSETS--100%	$77,914,361

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $25,490,026 which represented 32.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $25,490,026 which represented 32.7% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SA	--Support Agreement
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$77,871,479
Cash		688
Income receivable		250,623
Receivable for shares sold		237,786
TOTAL ASSETS		78,360,576
Liabilities:
Payable for shares redeemed	$434,542
Accrued expenses	11,673
TOTAL LIABILITIES		446,215
Net assets for 78,137,660 shares outstanding		$77,914,361
Net Assets Consist of:
Paid-in capital		$78,137,208
Accumulated net realized loss on investments		(222,935)
Undistributed net investment income		88
TOTAL NET ASSETS		$77,914,361
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,914,361 ÷ 78,137,660 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Interest			$1,761,861
Expenses:
Investment adviser fee (Note 5)		$183,254
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		15,980
Transfer and dividend disbursing agent fees and expenses		8,437
Directors'/Trustees' fees		720
Auditing fees		12,550
Legal fees		2,332
Portfolio accounting fees		22,595
Printing and postage		10,387
Insurance premiums		3,169
Miscellaneous		371
TOTAL EXPENSES		334,179
Waivers (Note 5):
Waiver of investment adviser fee	$(82,241)
Waiver of administrative personnel and services fee	(12,030)
TOTAL WAIVERS		(94,271)
Net expenses			239,908
Net investment income			1,521,953
Net realized gain on investments			3,608
Change in net assets resulting from operations			$1,525,561

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,521,953	$2,177,681
Net realized gain on investments	3,608	2,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,525,561	2,179,715
Distributions to Shareholders:
Distributions from net investment income	(1,521,865)	(2,178,247)
Share Transactions:
Proceeds from sale of shares	42,469,009	93,178,945
Net asset value of shares issued to shareholders in payment of distributions declared	1,521,865	2,177,760
Cost of shares redeemed	(40,009,075)	(105,089,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,981,799	(9,732,699)
Change in net assets	3,985,495	(9,731,231)
Net Assets:
Beginning of period	73,928,866	83,660,097
End of period (including undistributed net investment income of $88 and $0, respectively)	$77,914,361	$73,928,866

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2006	Year Ended 12/31/2005
Shares sold	42,469,009	93,178,945
Shares issued to shareholders in payment of distributions declared	1,521,865	2,177,760
Shares redeemed	(40,009,075)	(105,089,404)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,981,799	(9,732,699)

4. FEDERAL TAX INFORMATION

At December 31, 2005, the Fund had a capital loss carryforward of $226,543 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $82,241 of its fees.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.169% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED PRIME MONEY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2006

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.30		$11.67	$11.84	$11.71	$11.27	$10.72
Income From Investment Operations:
Net investment income	0.25		0.44 [1]	0.42 [1]	0.47 [1]	0.56 [1]	0.39
Net realized and unrealized gain (loss) on investments	(0.31)		(0.30)	0.01	0.06	0.43	0.46
TOTAL FROM INVESTMENT OPERATIONS	(0.06)		0.14	0.43	0.53	0.99	0.85
Less Distributions:
Distributions from net investment income	(0.46)		(0.44)	(0.49)	(0.40)	(0.40)	(0.27)
Distributions from net realized gain on investments	--		(0.07)	(0.11)	--	(0.15)	(0.03)
TOTAL DISTRIBUTIONS	(0.46)		(0.51)	(0.60)	(0.40)	(0.55)	(0.30)
Net Asset Value, End of Period	$10.78		$11.30	$11.67	$11.84	$11.71	$11.27
Total Return [2]	(0.55)%		1.30%	3.62%	4.65%	9.31%	8.01%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.35	% [3]	3.87%	3.56%	3.98%	5.01%	5.64%
Expense waiver/reimbursement [4]	0.21	% [3]	0.29%	0.27%	0.26%	0.28%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$431,448		$480,859	$518,023	$575,848	$544,018	$287,686
Portfolio turnover	37%		43%	41%	87%	101%	106%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2006		2005	2004	2003	2002	[1]
Net Asset Value, Beginning of Period	$11.25		$11.63	$11.82	$11.71	$10.85
Income From Investment Operations:
Net investment income	0.23		0.41 [2]	0.38 [2]	0.42 [2]	0.35	[2]
Net realized and unrealized gain (loss) on investments	(0.30)		(0.31)	0.01	0.08	0.51
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		0.10	0.39	0.50	0.86
Less Distributions:
Distributions from net investment income	(0.43)		(0.41)	(0.47)	(0.39)	--
Distributions from net realized gain on investments	--		(0.07)	(0.11)	--	--
TOTAL DISTRIBUTIONS	(0.43)		(0.48)	(0.58)	(0.39)	--
Net Asset Value, End of Period	$10.75		$11.25	$11.63	$11.82	$11.71
Total Return [3]	(0.61)%		0.99%	3.32%	4.44%	7.93%

Ratios to Average Net Assets:
Net expenses	0.95	% [4]	0.95%	0.95%	0.95%	0.95	% [4]
Net investment income	4.10	% [4]	3.62%	3.31%	3.60%	4.65	% [4]
Expense waiver/reimbursement [5]	0.04	% [4]	0.04%	0.02%	0.01%	0.03	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,728		$72,996	$64,698	$44,837	$7,590
Portfolio turnover	37%		43%	41%	87%	101%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$994.50	$3.46
Service Shares	$1,000	$993.90	$4.70
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	0.70%
Service Shares	0.95%

Portfolio of Investments Summary Table

At June 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	90.8%
U.S. Treasury and Agency Securities [2]	5.4%
Municipal Securities	0.1%
Mortgage-Backed Securities [3]	0.0%
Asset-Backed Securities	0.0%
Other Security Types [4]	2.2%
Cash Equivalents [5]	0.1%
Other Assets and Liabilities--Net [6]	1.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

4 Other Security Types consist of foreign sovereign bonds.

5 Cash Equivalents include investments in overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$106,311		Residential Asset Mortgage Products, Inc. 2003-RS11, Class AIIB, 5.6525%, 12/25/2033	$106,328
103,652		Residential Asset Securities Corp. 2003-KS11, Class AIIB, 5.6225%, 1/25/2034	103,744
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $209,964)	210,072
		CORPORATE BONDS--90.2%
		Basic Industry - Chemicals--0.6%
2,220,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,043,477
1,300,000		Praxair, Inc., 3.95%, 6/1/2013	1,158,249
		TOTAL	3,201,726
		Basic Industry - Metals & Mining--3.4%
2,360,000		Alcan, Inc., 5.00%, 6/1/2015	2,178,256
1,300,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	1,226,836
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	904,404
2,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	2,336,745
2,137,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,167,854
5,020,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	4,558,411
1,250,000		Noranda, Inc., 6.00%, 10/15/2015	1,192,278
2,300,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	2,332,383
		TOTAL	16,897,167
		Basic Industry - Paper--1.5%
1,300,000		International Paper Co., 4.25%, 1/15/2009	1,249,606
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,970,895
500,000		Westvaco Corp., 7.65%, 3/15/2027	504,655
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,003,858
		TOTAL	7,729,014
		Capital Goods - Aerospace & Defense--1.6%
2,480,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	2,372,302
1,500,000		Boeing Co., Note, 5.125%, 2/15/2013	1,450,938
584,000		Raytheon Co., Note, 6.75%, 8/15/2007	590,519
2,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,939,368
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,682,968
		TOTAL	8,036,095
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Building Materials--1.0%
$1,430,000		CRH America, Inc., 5.30%, 10/15/2013	$1,353,564
3,700,000		Masco Corp., Note, 5.875%, 7/15/2012	3,637,574
		TOTAL	4,991,138
		Capital Goods - Diversified Manufacturing--3.6%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,660,050
1,600,000		Emerson Electric Co., 4.50%, 5/1/2013	1,478,551
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,184,902
3,500,000		General Electric Co., Note, 5.00%, 2/1/2013	3,356,979
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,328,606
2,750,000		Kennametal, Inc., 7.20%, 6/15/2012	2,867,001
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,331,934
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,043,423
2,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,000,239
		TOTAL	18,251,685
		Capital Goods - Environmental--1.5%
750,000		Waste Management, Inc., 7.375%, 8/1/2010	790,926
4,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	4,014,090
2,575,000		Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007	2,616,542
		TOTAL	7,421,558
		Communications - Media & Cable--2.0%
5,500,000		Comcast Corp., 7.125%, 6/15/2013	5,752,584
2,000,000		Cox Communications, Inc., 7.125%, 10/1/2012	2,071,238
850,000		Cox Communications, Inc., Note, 3.875%, 10/1/2008	813,521
1,800,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,667,020
		TOTAL	10,304,363
		Communications - Media Noncable--3.3%
3,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	3,188,079
2,000,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	2,006,717
2,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	1,968,132
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,000,176
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,319,360
1,500,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,391,850
1,905,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	1,966,966
2,000,000		Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007	1,933,546
		TOTAL	16,774,826
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--1.6%
$2,090,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	$1,939,625
1,900,000		Sprint Capital Corp., 6.375%, 5/1/2009	1,930,376
2,000,000		Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008	2,016,849
2,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,213,858
		TOTAL	8,100,708
		Communications - Telecom Wirelines--3.3%
2,000,000		Citizens Communications Co., 7.625%, 8/15/2008	2,055,000
1,500,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	1,406,430
1,300,000		Embarq Corp., 6.738%, 6/1/2013	1,297,834
2,750,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	2,696,823
2,000,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	2,010,450
4,200,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	4,034,730
3,000,000		Verizon Global Funding, Note, 4.00%, 1/15/2008	2,926,454
		TOTAL	16,427,721
		Consumer Cyclical - Automotive--4.7%
4,000,000		DaimlerChrysler North America Holding Corp., 6.16%, 8/8/2006	4,001,755
3,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,004,197
3,050,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	2,946,260
2,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	1,996,806
6,000,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	5,551,170
1,800,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,716,955
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	974,564
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,723,684
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	532,660
		TOTAL	23,448,051
		Consumer Cyclical - Entertainment--0.9%
3,100,000		Carnival Corp., 3.75%, 11/15/2007	3,022,036
250,000		International Speedway Corp., 4.20%, 4/15/2009	239,592
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,195,529
		TOTAL	4,457,157
		Consumer Cyclical - Retailers--1.7%
2,112,314	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,950,077
1,560,000		Home Depot, Inc., 5.40%, 3/1/2016	1,496,024
1,600,000		Target Corp., 5.875%, 3/1/2012	1,618,031
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	315,097
3,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	3,294,263
		TOTAL	8,673,492
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--0.1%
$250,000		Boston University, 7.625%, 7/15/2097	$275,723
		Consumer Non-Cyclical - Food/Beverage--1.0%
1,760,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,693,828
1,385,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	1,368,022
2,195,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	2,208,448
		TOTAL	5,270,298
		Consumer Non-Cyclical - Health Care--1.6%
3,000,000		Anthem, Inc., 6.80%, 8/1/2012	3,131,862
1,380,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	1,315,721
2,320,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	2,200,029
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,204,903
		TOTAL	7,852,515
		Consumer Non-Cyclical - Pharmaceuticals--2.6%
1,470,000		Abbott Laboratories, 5.375%, 5/15/2009	1,464,362
2,500,000		Genentech, Inc., Note, 4.40%, 7/15/2010	2,387,537
6,000,000		Pfizer, Inc., 4.50%, 2/15/2014	5,639,735
990,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	1,043,660
2,700,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	2,617,972
		TOTAL	13,153,266
		Consumer Non-Cyclical - Supermarkets--0.4%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,019,870
		Consumer Non-Cyclical - Tobacco--0.2%
750,000		Altria Group, Inc., 5.625%, 11/4/2008	747,541
		Energy - Independent--2.2%
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	516,356
3,280,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,027,374
1,200,000	[1,2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,261,518
335,000	[1,2]	Pemex Project Funding Master, 5.75%, 12/15/2015	307,781
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,724,375
2,171,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,057,758
980,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	951,825
		TOTAL	10,846,987
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--3.2%
$5,220,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	$5,142,441
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,378,795
3,500,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	3,516,951
2,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,858,265
2,450,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,432,156
2,130,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	2,021,879
		TOTAL	16,350,487
		Energy - Refining--0.5%
3,000,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	2,724,363
		Financial Institution - Banking--17.3%
2,500,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,440,117
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	7,753,280
1,500,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,516,318
11,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	10,764,498
675,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	684,682
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,961,185
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,581,218
4,200,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,020,050
1,120,000		HSBC Finance Corp., 4.75%, 4/15/2010	1,082,758
3,660,000		HSBC Finance Corp., 5.00%, 6/30/2015	3,384,217
1,900,000		Household Finance Corp., 6.40%, 6/17/2008	1,925,909
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,418,478
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,055,364
8,600,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	8,941,259
4,450,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,255,151
1,074,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	1,133,349
2,660,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,801,187
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,727,580
3,620,000	[1,2]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,453,535
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,113,546
4,000,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	3,759,279
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,298,898
250,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	248,381
1,600,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,484,329
2,900,000		Washington Mutual Bank, 5.125%, 1/15/2015	2,697,039
2,000,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,096,335
5,300,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	5,462,236
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,205,207
		TOTAL	87,265,385
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--7.1%
$4,530,000		Amvescap PLC, Note, 4.50%, 12/15/2009	$4,363,230
1,900,000		Amvescap PLC, Sr. Note, 5.90%, 1/15/2007	1,900,718
3,400,000		Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	3,198,506
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,640,923
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,451,181
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	966,867
3,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,352,736
1,500,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,572,062
2,750,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,959,943
3,400,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,250,202
3,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	3,028,683
4,200,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,041,495
1,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	948,609
690,000		Nuveen Investments, 5.00%, 9/15/2010	665,287
690,000		Nuveen Investments, 5.50%, 9/15/2015	649,455
		TOTAL	35,989,897
		Financial Institution - Finance Noncaptive--7.0%
1,750,000		American Express Co., 3.75%, 11/20/2007	1,708,243
4,000,000		American Express Co., 4.75%, 6/17/2009	3,914,061
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,849,314
2,650,000	[1,2]	American International Group, Inc., 4.70%, 10/1/2010	2,534,359
3,225,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	3,007,953
4,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,096,853
3,250,000		General Electric Capital Corp., 3.75%, 12/15/2009	3,065,326
4,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	4,137,288
3,000,000		MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008	2,993,197
2,100,000		Residential Capital Corp., 6.00%, 2/22/2011	2,036,866
4,520,000		SLM Corp., Floating Rate Note, 6.036%, 12/15/2014	4,261,027
1,500,000		SLM Corp., Note, 4.00%, 1/15/2010	1,417,866
		TOTAL	35,022,353
		Financial Institution - Insurance - Health--0.1%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	552,366
		Financial Institution - Insurance - Life--0.4%
1,800,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,821,350
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	264,152
		TOTAL	2,085,502
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--1.8%
$1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	$1,163,906
2,700,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,531,517
1,500,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,482,443
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	253,147
370,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	350,522
400,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	421,286
2,750,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,637,201
		TOTAL	8,840,022
		Financial Institution - REITs--3.3%
2,750,000		Archstone-Smith Trust, 5.00%, 8/15/2007	2,727,521
3,500,000		Archstone-Smith Trust, 5.625%, 8/15/2014	3,409,093
3,150,000		EOP Operating LP, 7.75%, 11/15/2007	3,230,953
1,570,000	[1,2]	Prologis, Note, 5.25%, 11/15/2010	1,530,141
1,250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,218,213
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,520,316
2,000,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,014,449
		TOTAL	16,650,686
		Foreign - Local-Government--1.1%
5,500,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	5,609,833
		Municipal Services--0.2%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	826,291
		Sovereign--0.1%
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	573,840
		Technology--1.5%
2,535,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,490,100
1,510,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,486,068
3,890,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,764,900
		TOTAL	7,741,068
		Transportation - Airlines--0.9%
4,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,575,196
		Transportation - Railroads--0.9%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,886,115
195,251		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	214,433
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	478,361
2,210,000		Union Pacific Corp., 4.875%, 1/15/2015	2,059,317
		TOTAL	4,638,226
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.8%
$2,700,000		FedEx Corp., Note, 2.65%, 4/1/2007	$2,642,410
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,296,489
		TOTAL	3,938,899
		Utility - Electric--4.3%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,349,377
2,740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,526,442
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,883,338
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	978,835
4,800,000		FirstEnergy Corp., 5.50%, 11/15/2006	4,794,725
1,000,000		Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008	1,005,137
1,750,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,872,244
1,140,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,115,421
3,660,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,434,106
1,480,000		Scottish Power PLC, 4.91%, 3/15/2010	1,431,960
1,430,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,274,197
		TOTAL	21,665,782
		Utility - Natural Gas Distributor--0.9%
5,010,000		Atmos Energy Corp., 4.00%, 10/15/2009	4,727,683
		TOTAL CORPORATE BONDS (IDENTIFIED COST $467,729,092)	454,658,780
		CORPORATE NOTE--0.6%
		Communications - Telecom Wirelines--0.6%
3,385,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,378,545)	3,239,671
		GOVERNMENTS/AGENCIES--2.2%
		Sovereign--2.2%
2,000,000		United Mexican States, 6.625%, 3/3/2015	2,033,600
7,800,000		United Mexican States, Note, 9.875%, 2/1/2010	8,781,240
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,044,652)	10,814,840
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
26,268		6.50%, 4/1/2015	26,590
8,334		8.00%, 9/1/2030	8,838
		TOTAL	35,428
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.0%
$18,360		8.00%, 8/15/2029	$19,559
4,316		8.00%, 9/15/2030	4,582
		TOTAL	24,141
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,582)	59,569
		MUNICIPALS--0.1%
		Consumer Cyclical - Services--0.1%
625,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $635,786)	637,075
		U.S. TREASURY--5.4%
11,500,000		United States Treasury Note, 3.875%, 2/15/2013	10,704,275
16,700,000		United States Treasury Note, 4.75%, 3/31/2011	16,448,530
		TOTAL U.S. TREASURY (IDENTIFIED COST $27,331,129)	27,152,805
		REPURCHASE AGREEMENT--0.1%
385,000		Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000 (AT COST).	385,000
		TOTAL INVESTMENTS -- 98.6% (IDENTIFIED COST $510,770,750) [3]	497,157,812
		OTHER ASSETS AND LIABILITIES -- NET--1.4%	7,018,552
		TOTAL NET ASSETS--100%	$504,176,364

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $50,472,626, which represented 10.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $50,472,626, which represented 10.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $510,770,750)		$497,157,812
Cash		278
Income receivable		7,163,242
Receivable for investments sold		2,513,306
Receivable for shares sold		16,192
TOTAL ASSETS		506,850,830
Liabilities:
Payable for investments purchased	$2,193,442
Payable for shares redeemed	378,038
Payable for distribution services fee (Note 5)	14,975
Accrued expenses	88,011
TOTAL LIABILITIES		2,674,466
Net assets for 46,799,569 shares outstanding		$504,176,364
Net Assets Consist of:
Paid-in capital		$510,076,642
Net unrealized depreciation of investments		(13,612,938)
Accumulated net realized loss on investments		(3,653,587)
Undistributed net investment income		11,366,247
TOTAL NET ASSETS		$504,176,364
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$431,448,123 ÷ 40,031,563 shares outstanding, no par value, unlimited shares authorized		$10.78
Service Shares:
$72,728,241 ÷ 6,768,006 shares outstanding, no par value, unlimited shares authorized		$10.75

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment Income:
Dividends			$3,978
Interest (net of foreign taxes withheld of $6,380)			13,312,727
TOTAL INCOME			13,316,705
Expenses:
Investment adviser fee (Note 5)		$1,580,277
Administrative personnel and services fee (Note 5)		209,522
Custodian fees		12,494
Transfer and dividend disbursing agent fees and expenses		17,145
Directors'/Trustees' fees		2,376
Auditing fees		12,552
Legal fees		2,245
Portfolio accounting fees		59,939
Distribution services fee--Service Shares (Note 5)		90,249
Shareholder services fee--Primary Shares (Note 5)		383,847
Printing and postage		62,662
Insurance premiums		4,295
Miscellaneous		2,721
TOTAL EXPENSES		2,440,324
Waivers (Note 5):
Waiver of investment adviser fee	$(100,919)
Waiver of administrative personnel and services fee	(8,827)
Waiver of shareholder services fee--Primary Shares	(383,847)
TOTAL WAIVERS		(493,593)
Net expenses			1,946,731
Net investment income			11,369,974
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(2,899,949)
Net change in unrealized depreciation of investments			(11,512,253)
Net realized and unrealized loss on investments			(14,412,202)
Change in net assets resulting from operations			$(3,042,228)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,369,974	$21,711,707
Net realized loss on investments	(2,899,949)	(753,639)
Net change in unrealized appreciation/depreciation of investments	(11,512,253)	(14,008,303)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,042,228)	6,949,765
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(18,892,916)	(18,738,926)
Service Shares	(2,819,752)	(2,342,291)
Distributions from net realized gain on investments
Primary Shares	--	(3,213,520)
Service Shares	--	(425,902)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,712,668)	(24,720,639)
Share Transactions:
Proceeds from sale of shares	21,605,395	57,269,861
Net asset value of shares issued to shareholders in payment of distributions declared	21,712,668	24,720,639
Cost of shares redeemed	(68,241,359)	(93,085,560)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,923,296)	(11,095,060)
Change in net assets	(49,678,192)	(28,865,934)
Net Assets:
Beginning of period	553,854,556	582,720,490
End of period (including undistributed net investment income of $11,366,247 and $21,708,941, respectively)	$504,176,364	$553,854,556

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, and municipal bonds, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are
amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,542,986	$17,010,878	3,810,835	$43,196,105
Shares issued to shareholders in payment of distributions declared	1,742,889	18,892,916	1,983,057	21,952,446
Shares redeemed	(5,816,192)	(63,873,706)	(7,618,354)	(86,604,142)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,530,317)	$(27,969,912)	(1,824,462)	$(21,455,591)

	Six Months Ended 6/30/2006		Year Ended 12/31/2005
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	417,847	$4,594,517	1,247,602	$14,073,756
Shares issued to shareholders in payment of distributions declared	260,847	2,819,752	250,516	2,768,193
Shares redeemed	(397,423)	(4,367,653)	(574,636)	(6,481,418)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	281,271	$3,046,616	923,482	$10,360,531
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,249,046)	$(24,923,296)	(900,980)	$(11,095,060)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $510,770,750. The net unrealized depreciation of investments for federal tax purposes was $13,612,938. This consists of net unrealized depreciation from investments for those securities having an excess of value over cost of $1,512,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,125,002.

At December 31, 2005, the Fund had a capital loss carryforward of $753,638 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the Adviser voluntarily waived $100,919 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the six months ended June 30, 2006, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2006, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended June 30, 2006, FSSC voluntarily waived $383,847 of its fee. For the six months ended June 30, 2006, the Fund's Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

Purchases	$124,350,426
Sales	$111,494,882

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED QUALITY BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable Investment Options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Variable Investment Options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Insurance Series

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ John B. Fisher
            John B. Fisher, Principal Executive Officer

Date        August 10, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 10, 2006